United States
                          Securities and Exchange Commission
                                 Washington, D.C. 20549

                                      Form N-CSR

                  Certified Shareholder Report of Registered Management
                                 Investment Companies

                     Investment Company Act File Number 811-07360

                                    Monetta Trust
                  (exact name of registrant as specified in charter)

                              1776-A S. Naperville Road
                                     Suite 100
                                Wheaton, IL 60187-8133
                       (address of principal executive offices)

                                   Arthur Don Esq.
                                 Seyfarth Shaw LLP
                           55 E. Monroe Street, Suite 4200
                                 Chicago, IL 60603
                       (name and address of agent for service)



Registrant's telelphone number, including area code: (630) 462-9800

Date of fiscal year end:  December 31

Date of reporting period: June 30, 2005


Form N-CSR is to be used by management Investment companies to file reports with the Commission not later that 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary , Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed the collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Semi-Annual Report to Shareholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1).



Monetta Family
of Mutual Funds
No-Load






Monetta Fund

Monetta Trust
Select Technology Fund
Mid-Cap Equity Fund
Blue Chip Fund
Balanced Fund
Intermediate Bond Fund
Government Money
  Market Fund










Semi-Annual Report
June 30, 2005






1-800-MONETTA
www.monetta.com

TABLE OF CONTENTS
Performance Highlights
	Monetta Fund					 4
	Monetta Select Technology Fund			 5
	Monetta Mid-Cap Equity Fund			 6
	Monetta Blue Chip Fund				 7
	Monetta Balanced Fund				 8
	Monetta Intermediate Bond Fund			 9
	Monetta Government Money Market Fund		10

Schedule of Investments
	Monetta Fund					11
	Monetta Select Technology Fund			14
	Monetta Mid-Cap Equity Fund			15
	Monetta Blue Chip Fund				18
	Monetta Balanced Fund				19
	Monetta Intermediate Bond Fund			24
	Monetta Government Money Market Fund		27

Financial Statements
	Statements of Assets & Liabilities		28
	Statements of Operations			29
	Statements of Changes in Net Assets		30
	Notes to Financial Statements			32

Directors/Trustees					43

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-Monetta, or visiting www.monetta.com

Footnote: Excluding the Government Money Market Fund, the Monetta Funds, at the discretion of the Portfolio Manager, may invest in Initial Public Offerings (IPO's) which will significantly impact its performance. Due to the speculative nature of IPO's, there can be no assurance that IPO participation will continue and that IPO's will have a positive effect on funds' performance. For the six months ended June 30, 2005, the Funds did not participate in IPO's. Historically, small company stocks and mid-cap company stocks have been more volatile than large company stocks, including the increased risk of price fluctuations.

References to individual securities are the views of the Adviser at the date of this report and are subject to change. References are not a recommendation to buy or sell any security. Fund holdings and compositions are subject to change.

Participation in a dollar cost averaging plan does not assure a profit and does not protect against a loss in declining markets.

Since indices are unmanaged, it is not possible to invest in them.

Sources for performance data include Lipper, Bloomberg L.P. and Frank Russell Company.

Lipper is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives.

This report must be preceded or accompanied by a Prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses. Read it carefully before you invest or send money.

Opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Distributor: Quasar Distributors, LLC 08/05.


<Page 2>



Dear Monetta Shareholder:				July 21, 2005

The stock market, as measured by the broad Standard & Poor's 500 Index, declined 0.81% since year-end. Investors were primarily concerned about rising oil prices, the continuing increase in the Federal Reserve discount rate and a slowing economy. Energy remained a top-performing sector, followed closely by utilities. Healthcare has moved into a leadership position while Telecom was one of the worst performing sectors.

The widespread hope is that stocks will rally in the second half of the year as the Federal Reserve's tightening cycle ends and investors see improvements in the leading economic indicators. Typically, the summer months are characterized by lower volume and a generally lackluster investment environment. The key to near term performance will be companies' second quarter earnings guidance.

An environment where we have a flattening yield curve tends to favor the stable economic sectors such as healthcare, utilities and consumer staples. More importantly we have noticed that the growth sector, which is in its sixth year of underperformance, appears to have been gaining momentum in recent months. Investors appear to be upgrading the quality of their portfolios toward growth, as valuation levels appear attractive relative to historical levels.

The Monetta equity funds continue to be well positioned to capitalize on a shift toward the growth stock sectors. Monetta's fixed income funds, which emphasize high quality and short to intermediate term securities, should also benefit from a change in the Federal Reserve's tightening policy.

The following report discusses each fund's investment results, portfolio composition and investment strategy.

I encourage all shareholders to register for the college tuition scholarship program that earns college tuition credits. The credits are equal to 5% of your account value and can be used by any member of your immediate family or relatives. Once enrolled in the program, the scholarship credits can be applied to 172 participating colleges. Please visit our website at www.monetta.com to register and view the list of participating colleges.

Thank you for investing with Monetta.

Sincerely,




Robert S. Bacarella
President, Founder and Portfolio Manager


<Page 3>



Monetta Fund						Period ended 6/30/05

Investment Objective:	Market Capitalization:	Total Net Assets:
Capital Appreciation	$56 billion		$57.2 million


PERFORMANCE:		    Average Annual Total Return

			   1 Year     5 Year     10 Year
Monetta Fund 		   14.42%     -7.27%	  4.31%
Russell 3000 Growth*	    1.90%     -9.93%	  7.13%
S&P 500*		    6.32%     -2.37%	  9.94%
*Source Frank Russell Company and Lipper


[Graph Appears Here]



 		Russell
	Monetta	3000	S & P
Date	Fund	Growth	500

6/05	10,000	10,000	10,000
9/95	11,246	10,931	10,799
12/95	10,922	11,394	11,440
3/96	11,090	12,010	12,055
6/96	11,434	12,767	12,595
9/96	11,414	13,168	12,984
12/96	11,099	13,887	14,066
3/97	10,293	13,812	14,444
6/97	12,409	16,408	16,960
9/97	14,890	17,790	18,230
12/97	14,005	17,878	18,754
3/98	15,546	20,530	21,368
6/98	14,151	21,264	22,077
9/98	10,826	19,083	19,887
12/98	12,740	24,138	24,145
3/99	11,309	25,528	25,348
6/99	12,944	26,703	27,135
9/99	13,097	25,698	25,441
12/99	19,339	32,303	29,224
3/00	22,992	34,659	29,894
6/00	22,233	33,607	29,099
9/00	20,879	31,831	28,816
12/00	16,248	25,062	26,563
3/01	13,296	19,923	23,415
6/01	14,482	21,742	24,785
9/01	11,226	17,390	21,149
12/01	12,826	20,143	23,408
3/02	12,536	19,631	23,452
6/02	11,778	16,005	20,312
9/02	10,799	13,526	16,804
12/02	10,868	14,496	18,221
3/03	10,178	14,315	17,647
6/03	12,109	16,451	20,363
9/03	12,398	17,169	20,902
12/03	14,137	18,986	23,446
3/04	14,026	19,202	23,842
6/04	13,322	19,546	24,252
9/04	13,294	18,512	23,798
12/04	14,346	20,300	26,033
3/05	14,181	19,423	25,473
6/05	15,244	19,919	25,822



Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtain ed by calling 1-800-Monetta or visiting www.monetta.com.

The hypothetical graph to the right compares the change in value of a $10,000 investment in the Monetta Fund, the Russell 3000 Growth Index and the S&P 500 Index, with dividend and capital gains reinvested.

The Russell 3000 Index is an index that measures the performance of the 3,000 large U.S. Companies within the Russell 1000 and Russell 2000 Indices. The S&P 500 Index is the Standard & Poor's Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

Please refer to footnote at bottom of Page 2.


Top 5 Equity Holdings:
					   % of Net Assets
UnitedHealth Group, Inc.		       3.28%
Boeing Co.				       2.31%
Wells Fargo & Co.			       2.29%
Johnson & Johnson			       2.27%
General Electric Co.			       2.21%
Total Top 5 Equity Holdings		      12.36%


Portfolio Composition

Healthcare Services     14.1%
Banks                    7.6%
Oil & Gas                6.7%
Retail                   6.6%
Software                 5.0%
Aerospace/Defense        4.6%
Home Builders            4.3%
Healthcare Products      3.9%
All Other Industries    40.2%
(A)                      7.0%

(A) Short-term investments net of other assets and liabilities.

Commentary

The Monetta Fund was up 6.26% for the first half of 2005.
This compares favorably to the returns of the Russell 3000
Growth Index and the Standard & Poor's 500 Index, which were negative 1.88% and negative 0.81%, respectively, since year-end.

Fund performance benefited from weightings in the Housing, Healthcare and Oil sectors and underweightings in the Financial and Technology areas. In addition, the Fund received a one-time class action lawsuit settlement during the second quarter totaling approximately $2.2 million.

The best performing securities since year-end included Toll Brothers, Inc. and Pulte Homes, in the housing sector, representing 2.13% and 2.21%, respectively, of net assets at June 30, 2005. In the Healthcare sector, United Health Group Inc. and Coventry Healthcare, Inc., performed well representing 3.28% and 1.84%, respectively, of the June 30, 2005 net assets.
In the Oil sector, leading performers were Exxon Mobil Corp and Sunoco, Inc., representing 0.50% and 1.75% of the June 30, 2005 net assets, respectively.
The worst performing securities were primarily in the Technology sector, including holdings of Cree Inc, Verisign, Inc. and IBM, all of which were sold.

During the second quarter we were very aggressive in reducing the number of holdings as we consolidate into existing positions that demonstrated improving relative strength and earnings prospects. In addition, new companies were added to the portfolio, which included Arch Coal, Inc., Bed, Bath and Beyond, Inc. and Sears Holdings Company, representing 0.67%, 0.58% and 0.65% of the June 30, 2005 net assets, respectively.

From a sector perspective, our largest weightings are in the Healthcare group, primarily in HMO and service sectors. We continue to emphasize growth companies that demonstrate improving technical and fundamental characteristics. We expect stock multiples to expand as the economic outlook improves, making growth stocks an attractive investment alternative.



<Page 4>

Monetta Select Technology Fund			Period ended 6/30/05

Investment Objective:	Market Capitalization:	 Total Net Assets:
Capital Appreciation	$44 billion		 $1.5 million

PERFORMANCE:			   Average Annual Total Return

						   Since Inception
				1 Year     5 Year	2/1/97
Select Technology Fund 		-3.13%	   -14.81%	 0.58%
S&P 500*			 6.32%      -2.37%	 6.69%
Merrill Lynch 100
 Technology Index*		-2.54%	   -17.35%	 6.56%
*Source Lipper and Bloomberg L.P.


[Graph Appears Here]

			Merrill
	Select  	S&P	Lynch
DATE	Tech	500	100 Tech

12/96	10,000	10,000	10,000
3/97	9,490	9,631	8,579
6/97	11,820	11,311	9,972
9/97	15,089	12,158	12,158
12/97	14,716	12,507	10,770
3/98	15,956	14,250	12,453
6/98	15,321	14,723	13,049
9/98	12,240	13,263	11,609
12/98	14,303	16,102	17,218
3/99	13,246	16,904	19,164
6/99	15,958	18,096	23,253
9/99	16,085	16,967	24,625
12/99	23,301	19,490	40,115
3/00	26,237	19,936	48,980
6/00	23,388	19,406	43,847
9/00	24,370	19,217	42,216
12/00	18,936	17,715	25,646
3/01	15,739	15,615	17,965
6/01	17,006	16,529	20,752
9/01	12,699	14,104	12,266
12/01	14,705	15,611	17,324
3/02	12,770	15,640	16,809
6/02	8,729	13,546	11,669
9/02	6,357	11,207	8,004
12/02	7,628	12,151	10,143
3/03	7,713	11,769	10,132
6/03	9,380	13,579	13,186
9/03	10,524	13,939	14,805
12/03	11,597	15,635	17,153
3/04	11,032	15,899	17,415
6/04	10,835	16,173	17,475
9/04	9,606	15,870	15,533
12/04	11,245	17,360	18,418
3/05	10,171	16,987	16,911
6/05	10,496	17,220	17,043




Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-Monetta or visiting www.monetta.com.

The hypothetical graph above compares the change in value of a $10,000 investment in the Monetta Select Technology Fund, the
S&P 500 Index and the Merrill Lynch 100 Technology Index, with dividends and capital gains reinvested.

The S&P 500 Index is the Standard & Poor's Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The Merrill Lynch 100 Technology Index is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and ADR's.

Please refer to footnote at bottom of Page 2.


Portfolio Composition

Telecommunications                               20.7%
Electronic Components/Semiconductors             18.1%
Software                                         17.6%
Computers                                        13.8%
Internet                                         11.2%
Semiconductor Components/Integrated Circuits      8.7%
Semiconductor Equipment                           3.0%
Media                                             2.2%
All Other Industries                              2.5%
(A)                                               2.2%

(A) Short-term investments net of other assets and liabilities.


Top 5 Equity Holdings:
					% of Net Assets
Cisco Systems, Inc.			      3.84%
Intel Corp.				      3.49%
Microsoft Corp.				      3.33%
Motorola, Inc.				      3.06%
National Semiconductor Corp.		      2.95%
Total Top 5 Equity Holdings		     16.67%



Commentary

The Monetta Select Technology Fund posted a negative return of 6.66% during the first half of 2005. This compares favorably to the Merrill Lynch 100 Technology and Goldman Sacks Technology indices negative returns of 7.46% and 7.34%, respectively.

The technology sector continues to suffer from valuation concerns and lackluster demand in end product markets. Although many technology companies have reduced their inventory down to reasonable levels, the sector needs a new product cycle to stimulate investor interest.

The fund's best performing securities, since year-end, included
Apple Computer, Inc., Corning, Inc., and Google, Inc., representing 1.97%, 1.89% and .99% of the June 30, 2005 net assets, respectively.
The worst performing holdings were Avaya, Inc., and eBay, Inc.
Avaya was sold, while eBay, which represented 1.77% of the June 30, 2005 net assets, was held. In spite of eBay's stumble, we believe the company shortfall is temporary and that it has years of profitable growth ahead of it and is considered an attractive long-term holding.

Within the industry sectors, Telecommunications was the largest sector weighting representing 20.7% of the June 30, 2005 portfolio. Major holdings in this sector include Cisco Systems, Inc., Motorola, Inc.
and Qualcomm, Inc., representing 3.84%, 3.06% and 2.65% of the June 30, 2005 net assets, respectively. Other major fund holdings include Intel Corporation and Microsoft Corporation, representing 3.49% and 3.33% of the June 30, 2005 net assets, respectively.

Toward the end of the second quarter, the number of portfolio holdings was reduced from 84 to 54 securities. We primarily added to existing positions that demonstrated improving relative strength and earning prospects. Positions added to include National Semiconductor Company and Texas Instruments, representing 2.95% and 2.82% of the June 30, 2005 net assets, respectively.

Our investment strategy is to continue to consolidate into those sectors /companies where revenues, margins and earning estimates are high or improving. We remain confident in the long-term attractiveness of this sector.

<Page 5>


Monetta Mid-Cap Equity Fund 				Period ended 6/30/05

Investment Objective:	Market Capitalization:  	Total Net Assets:
Capital Appreciation	$11 billion			$6.8 million

PERFORMANCE:			Average Annual Total Return

			 1 Year     5 Year     10 Year
Mid-Cap Equity Fund 	 8.96%     -13.88%      3.30%
S&P 400 Mid-Cap Index*	14.03%       8.49%     14.66%

*Source Lipper Analytical Services, Inc.


[Graph Appears Here]


DATE	MIDCAP	S & P 400

6/95	10,000	10,000
9/95	10,645	10,976
12/95	10,421	11,133
3/96	11,319	11,819
6/96	11,554	12,159
9/96	12,007	12,513
12/96	12,942	13,271
3/97	12,889	13,073
6/97	14,681	14,995
9/97	16,788	17,406
12/97	16,714	17,551
3/98	18,287	19,483
6/98	17,751	19,066
9/98	13,856	16,307
12/98	16,569	20,904
3/99	16,410	19,571
6/99	18,522	22,340
9/99	17,581	20,463
12/99	25,414	23,981
3/00	30,822	27,024
6/00	29,185	26,132
9/00	30,610	29,308
12/00	22,189	28,179
3/01	13,087	25,144
6/01	15,813	28,453
9/01	11,657	23,739
12/01	12,634	28,007
3/02	12,293	29,889
6/02	10,740	27,106
9/02	8,846	22,623
12/02	9,186	23,942
3/03	9,338	22,879
6/03	11,649	26,912
9/03	12,236	28,685
12/03	13,449	32,469
3/04	13,127	34,112
6/04	12,692	34,443
9/04	11,991	33,719
12/04	13,488	37,820
3/05	13,412	37,668
6/05	13,829	39,273



Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-Monetta or visiting www.monetta.com.

The hypothetical graph above compares the change in value of a $10,000 investment in the Monetta Mid-Cap Equity Fund to the S&P 400 Mid-Cap Index, with dividends and capital gains reinvested.

The S&P 400 Mid-Cap Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.

Please refer to footnote at bottom of Page 2.


Portfolio Composition

Healthcare Services              8.3%
Pharmaceuticals                  6.6%
Oil & Gas                        6.3%
Internet                         6.1%
Diversified Financial Services   5.3%
Telecommunications               5.1%
Lodging                          4.5%
Electric                         4.5%
All Other Industries            49.4%
(A)                              3.9%


(A) Short-term investments net of other assets and liabilities.


Top 5 Equity Holdings:
					     % of Net Assets
Valero Energy Corp.				2.90%
The Chicago Mercantile Exchange			2.16%
Caremark Rx, Inc.				1.96%
The Dun & Bradstreet Corp.			1.81%
The Reader's Digest Association, Inc.		1.69%
Total Top 5 Equity Holdings		       10.52%



Commentary

The Monetta Mid-Cap Equity Fund was up 2.53% during the first half of 2005. This compares to a 3.85% return of the Standard and Poor's 400 Mid-Cap Index since year-end.

The fund benefited from its holdings in the Energy and Bio-med areas.
Oil was driven higher by increasing demand from the rapid industrialization of China and lack of excess refining capacity domestically. Top performing fund holdings in this sector were Valero Energy Corporation and XTO Energy, representing 2.90% and 1.66% of the June 30, 2005 net assets, respectively. In the Bio-tech sector, the best performing securities were Celgene Corporation and Genetech, Inc, representing 1.19% and 1.18% of the June 30, 2005 net assets, respectively. These companies benefited from an improving earnings outlook and an increasing number of new products in their distribution channels.

Among the worst performing securities was eBay, representing 1.45% of the June 30, 2005 net assets. Although earnings were slightly below consensus estimates, the company's lowered profit projections panicked investors. We believe this was an over reaction and continue to hold this stock. Career Education was also a poor performer and was sold. The company suffered enrollment declines and an increased level of regulatory and legal risk.

The portfolio was very active over the last six months. As of June 30, 2005, the fund had 103 holdings and Valero Energy Corporation was the largest position representing 2.90% of net assets. The largest sector weightings were in the Healthcare and Oil & Gas industries. New purchases during the last quarter included Amylin Pharmaceuticals, Inc., Calpine Corporation, E-Trade Financial Corporation and Starbucks Corporation representing, 0.61%, 0.50%, 1.43% and 1.51% of the June 30, 2005 net assets, respectively.

As we identify new sector leadership, we intend to gradually reduce the number of portfolio holdings, favoring those companies that demonstrate improving technical and fundamentals characteristics.

We believe the near term catalyst to a favorable market environment is an end to the Federal Reserve's tightening cycle and an improving economic growth outlook.

<Page 6>

Monetta Blue Chip Fund				Period ended 6/30/05

Investment Objective:	Market Capitalization:		Total Net Assets:
Capital Appreciation	$96 billion			$1.1 million

PERFORMANCE:		  Average Annual Total Return

					Since Inception
			1 Year	  5 Year    9/1/95
Blue Chip Fund 		 2.92%	 -19.74%     0.08%
S&P 500 Index*		 6.32%    -2.37%     6.69%

*Source Lipper


[Graph Appears Here]

DATE	Blue Chip Fund	S&P 500

6/95	10,000	10,000
9/95	10,000	10,482
12/95	10,574	11,105
3/96	11,344	11,701
6/96	11,923	12,225
9/96	12,864	12,603
12/96	13,555	13,653
3/97	13,842	14,020
6/97	15,621	16,465
9/97	17,333	17,699
12/97	17,167	18,207
3/98	18,413	20,745
6/98	18,003	21,433
9/98	14,161	19,307
12/98	18,711	23,441
3/99	21,536	24,608
6/99	22,873	26,343
9/99	22,359	24,699
12/99	28,811	28,372
3/00	31,828	29,022
6/00	30,249	28,250
9/00	30,019	27,976
12/00	24,505	25,788
3/01	13,551	22,732
6/01	14,256	24,062
9/01	9,895	20,532
12/01	11,287	22,725
3/02	10,614	22,768
6/02	8,831	19,719
9/02	7,318	16,314
12/02	7,839	17,689
3/03	7,604	17,132
6/03	9,135	19,768
9/03	9,185	20,291
12/03	10,329	22,760
3/04	10,363	23,145
6/04	9,791	23,543
9/04	9,219	23,103
12/04	10,178	25,272
3/05	9,976	24,729
6/05	10,077	25,068


Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-Monetta or visiting www.monetta.com.

The hypothetical graph above compares the change in value of a $10,000 investment in the Monetta Blue Chip Fund to the S&P 500 Index, with dividends and capital gains reinvested.

The S&P 500 Index is the Standards & Poor's Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

Please refer to footnote at bottom of Page 2.

Portfolio Composition

Diversified Financial Services   13.3%
Oil & Gas                        10.6%
Retail                           10.0%
Agriculture                       9.5%
Miscellaneous Manufacturing       8.6%
Media                             8.3%
Telecommunications                8.2%
All Other Industries             31.5%

(A) Short-term investments net of other assets and liabilities.


Top 5 Equity Holdings:
				   % of Net Assets
Intel Corp.				6.85%
General Electric Co.			6.07%
Comcast Corp. - CL A			5.38%
Cisco Systems, Inc.			5.02%
Transocean, Inc.			4.73%
Total Top 5 Equity Holdings	       28.05%



Commentary

For the six months ended June 30, 2005 the Fund declined 0.99% versus a 0.81% decline of the S&P 500 index. The best performing securities were primarily in the oil sectors while the worst performing securities were in the technology and transportation related industries.
At June 30, stocks represented 92.4% of the portfolio, with Intel Corporation the largest individual holding, at 6.85%

On May 9, 2005, the Monetta Trust Board of Trustees and the Fund's management company (the "Adviser") approved a plan to liquidate and close Monetta Trust Blue Chip Fund. The liquidation occurred on July 29, 2005 (the "Liquidation Date").

The Board and management considered various factors such as performance, expense ratio, asset level, and alternatives to liquidation. Based on this analysis it was determined that it is in the best interests of the shareholders of the Monetta Trust Blue Chip Fund ("Blue Chip Fund") to liquidate the Fund.

Shareholders of the Blue Chip Fund had the option to either redeem their shares for cash or exchange them into the Monetta Fund or one of the other series in the Monetta Trust prior to the liquidation date.

Shares held directly with Blue Chip Fund in an individual retirement account ("IRA"); Roth IRA; SEP or SARSEP; Coverdell Education Savings Account; custodial accounts; as well as certain other retirement plan accounts that had not liquidated prior to the Liquidation Date were exchanged on the Liquidation Date for shares in Monetta Government Money Market Fund.

<Page 7>



Monetta Balanced Fund				     Period ended 6/30/05

Investment Objective: 		Market Capitalization:    Average Maturity:
Capital Appreciation/Income	$62 billion		  6.6 Years

Total Net Assets:
$3.8 million

PERFORMANCE:		Average Annual Total Return

				    Since Inception
			1 Year	5 Year	9/1/95
Balanced Fund 		 5.52%	-4.30%	6.90%
S&P 500 Index*		 6.32%	-2.37%	6.69%
Lehman Bros. Gov't/
  Credit Bond Index*	 7.26% 	 7.71%	6.92%
*Source Lipper


[Graph Appears Here]

DATE	Balanced	S&P 500	Lehman Corp/Govt

6/95	10,000		10,000	10,000
9/95	10,000		10,482	10,070
12/95	10,616		11,105	10,647
3/96	11,131		11,701	10,398
6/96	11,913		12,225	10,447
9/96	12,547		12,603	10,631
12/96	13,369		13,653	10,956
3/97	13,358		14,020	10,862
6/97	14,642		16,465	11,257
9/97	16,431		17,699	11,651
12/97	16,205		18,207	12,025
3/98	17,321		20,745	12,208
6/98	16,923		21,433	12,437
9/98	15,004		19,307	13,053
12/98	17,602		23,441	13,070
3/99	18,952		24,608	12,913
6/99	19,782		26,343	12,771
9/99	19,353		24,699	12,840
12/99	22,814		28,372	12,787
3/00	24,609		29,022	13,131
6/00	24,018		28,250	13,322
9/00	24,833		27,976	13,704
12/00	21,639		25,788	14,303
3/01	17,500		22,732	14,761
6/01	18,452		24,062	14,805
9/01	16,702		20,532	15,510
12/01	17,885		22,725	15,519
3/02	17,341		22,768	15,446
6/02	15,853		19,719	16,025
9/02	14,625		16,314	16,939
12/02	15,330		17,689	17,232
3/03	15,276		17,132	17,515
6/03	16,909		19,768	18,133
9/03	17,235		20,291	18,040
12/03	18,311		22,760	18,035
3/04	18,624		23,145	18,590
6/04	18,264		23,543	18,001
9/04	18,189		23,103	18,642
12/04	19,325		25,272	18,791
3/05	19,004		24,729	18,665
6/05	19,274		25,068	19,307



Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-Monetta or visiting www.monetta.com.

The hypothetical graph above compares the change in value of a $10,000 investment in the Monetta Balanced Fund to the S&P 500 Index, with dividends and capital gains reinvested, and the Lehman Bros.
Gov't/Credit Bond Index.

The S&P 500 Index is the Standard & Poor's Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The Lehman Brothers Gov't/Credit Bond Index is a market value weighted performance benchmark which includes virtually every major U.S.
government and investment-grade rated corporate bond with 1-30 years remaining until maturity.

Please refer to footnote at bottom of Page 2.


Portfolio Composition

Common Stocks          52.7%
Corporate Bonds        27.8%
Treasury Notes          8.8%
U.S. Gov't Agencies     5.8%
(A)                     4.1%
Treasury Strips         0.8%

(A) Short-term investments net of other assets and liabilities.

Top 5 Equity Holdings:
					% of Net Assets
NCR Corp.				     1.86%
Time Warner, Inc.			     1.77%
Johnson & Johnson 			     1.72%
Comcast Corp. - CL A			     1.62%
Cardinal Health, Inc.			     1.52%
Total Top 5 Equity Holdings		     8.49%


Commentary

The Monetta Balanced Fund returned a negative 0.27% for the six months ended June 30, 2005. This compares to the returns of the Standard & Poor's 500 Index and the Lehman Bros. Gov't/Credit Bond Index of a negative 0.81% and 2.75%, respectively.

During the first half of 2005, the Fund's equity commitment declined from 59.6% to 52.7%. Securities sold to realize profits included Apple Computer, Inc., Kerr-McGee Corp and Allegheny Energy, Inc. and securities sold to cut losses were International Paper Company and Thermo Electron Corporation. The best performing securities included HCA Inc., Unocal Corporation and XTO Energy, Inc., representing 1.50%, 0.86% and 0.96% of the June 30, 2005 net assets, respectively. Time Warner Inc., representing 1.77% of the June 30, 2005 net assets, was the worst performing security.
We continue to hold this security based on its compelling break-up value.

The fixed income portion of the Fund did not change materially during the first half of 2005. Most activity occurred as a result of bond maturities, which were reinvested primarily in the intermediate terms issues that generally mature in '07 or '08. The fixed income holdings continue to be positioned defensively, with an average duration of 5.06 years.

The dramatic flattening of the yield curve suggests a further slowing in U.S. and global growth. The future shape of the yield curve will likely hinge on the mix of economic growth, inflation and the Federal Reserve's response to these factors. The end to the Federal Reserve's tightening cycle would likely lead to a rally in the equity markets, higher long-term interest rates and stable intermediate and short-term rates. The fund's equity and fixed income structure is positioned to benefit from such an environment.

<Page 8>

Monetta Intermediate Bond Fund			Period ended 6/30/05

Investment Objective:	30-Day SEC Yield:	Average Maturity:
Income			2.98%			4.3 Years

Total Net Assets:
$9.0 million

PERFORMANCE:			  Average Annual Total Return

				1 Year	5 Year	10 Year
Intermediate Bond Fund 		4.12%	5.59%	5.82%
Lehman Bros. Intermediate
Gov't/Credit Bond Index*	4.80%	6.87%	6.35%

*Source Lipper

[Graph Appears Here]


DATE	Monetta 	Lehman Interm.Gov't/Credit

6/95	10,000		10,000
9/95	10,151		10,166
12/95	10,350		10,524
3/96	10,319		10,436
6/96	10,474		10,502
9/96	10,704		10,688
12/96	11,018		10,950
3/97	10,990		10,938
6/97	11,364		11,260
9/97	11,721		11,564
12/97	11,998		11,812
3/98	12,171		11,996
6/98	12,428		12,222
9/98	12,962		12,770
12/98	13,004		12,809
3/99	13,103		12,784
6/99	12,953		12,733
9/99	13,174		12,850
12/99	13,212		12,857
3/00	13,401		13,050
6/00	13,397		13,270
9/00	13,800		13,652
12/00	14,286		14,157
3/01	14,791		14,637
6/01	14,926		14,735
9/01	15,532		15,413
12/01	14,920		15,426
3/02	14,756		15,392
6/02	15,326		15,940
9/02	15,914		16,662
12/02	16,298		16,943
3/03	16,588		17,199
6/03	16,981		17,667
9/03	16,894		17,663
12/03	16,913		17,674
3/04	17,273		18,111
6/04	16,886		17,654
9/04	17,264		18,133
12/04	17,314		18,212
3/05	17,224		18,054
6/05	17,581		18,502


Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-Monetta or visiting www.monetta.com.

Prior to July 1, 2001, total returns are net of a portion or all of the advisory fees waived by the Adviser. Effective July 1, 2001, the Adviser elected not to waive any portion of the management fee. The hypothetical graph above compares the change in value of a $10,000 investment in the Monetta Intermediate Bond Fund to the Lehman Bros. Intermediate Government/Credit Bond Index.

The Lehman Brothers Intermediate Government/Credit Bond Index is a market value weighted performance benchmark which includes virtually every major U.S. government and investment-grade rated corporate bond with 1-10 years remaining until maturity. Please refer to footnote at bottom of Page 2.

Portfolio Composition

Corporate Bonds       72.6%
Treasury Notes        15.2%
U.S. Gov't Agencies   10.8%
(A)                    1.4%

(A) Short-term investments net of other assets and liabilities.


Top 5 Equity Holdings:
				  % of Net Assets
1 Year or Less				14.29%
1-3 Years				28.28%
3-6 Years				23.51%
6-10 Years				31.79%
Over 10 Years				 2.13%
Total				       100.00%



Commentary
The Monetta Intermediate Bond Fund had a gross return of 2.25% (1.54% net of expenses) for the six months ended June 30, 2005 versus its benchmark Lehman Brothers Intermediate Government/Credit Index return of 1.59%.

During the first half of 2005, the global bond market rendered a contradictory and partially disconcerting vote on the future. The descent and "flattening" of yield curves around the world, even with the Fed marching upward at a measured pace, conveys major reservations about the firmness of the world economy and capital markets over the next 6-12 months.

The first quarter of 2005 was a conflicted one as it represented a reassessment of principal bond risks: inflation, interest rates, credit and volatility. The U.S. bond market racked up the worst nominal returns since the second quarter of 2004. Corporate credit spread sectors (especially BBB and High Yield) provided the lowest relative performance versus U.S.
Treasuries since July 2003. The ten-year Treasury peaked at 4.48% amid increased volatility and credit concerns led by downgrades of GM and Ford to junk status, which resurfaced to seize credit market headlines. In the second quarter of 2005, we witnessed a global rally in the yield curve, which translated into a resurgence of positive absolute returns for all investment-grade debt classes, though most spread sectors still underperformed government benchmarks. Bond market investors seemed to take heart from several directions: global economic expansion remaining on track, volatility subdued by historical standards, U.S. dollar appreciation, and stable fundamental credit quality.

The fund continues to maintain an "A" quality-diversified portfolio with an average maturity of 4.3 years. We continue to overweight the corporate credit sector, particularly in shorter utility maturities, to generate incremental yield. Heading into the second half of 2005, excess liquidity and limited alternatives are likely to keep spreads from widening appreciably in the bond credit sectors and should provide ample performance opportunities for the fund.

<Page 9>



Monetta Government Money Market Fund			 Period ended 6/30/05

Investment Objective:		  7-Day Yield:  Average Days to Maturity:
Income and Capital Preservation	  2.42%	        25 Days

Total Net Assets:
$2.5 million

PERFORMANCE:				    Average Annual Total Return

				  1 Year     5 Year     10 Year
Monetta Gov't Money Market Fund	  1.62%**    2.09%**     3.64%**
Lipper US Gov't Money
 Market Funds Avg.*		  1.41%      1.92%       3.45%

*Source Lipper

[Graph Appears Here]

DATE	Monetta			Lipper US Gov't
	Gov't Money Market	Money Market Avg.
6/95	10,000			10,000
9/95	10,147			10,133
12/95	10,285			10,265
3/96	10,413			10,389
6/96	10,539			10,513
9/96	10,670			10,640
12/96	10,806			10,769
3/97	10,939			10,896
6/97	11,074			11,030
9/97	11,216			11,167
12/97	11,362			11,308
3/98	11,506			11,447
6/98	11,653			11,589
9/98	11,806			11,733
12/98	11,956			11,868
3/99	12,096			11,995
6/99	12,235			12,123
9/99	12,378			12,260
12/99	12,535			12,411
3/00	12,702			12,571
6/00	12,885			12,747
9/00	13,083			12,938
12/00	13,293			13,135
3/01	13,468			13,304
6/01	13,604			13,439
9/01	13,712			13,546
12/01	13,779			13,613
3/02	13,823			13,660
6/02	13,870			13,707
9/02	13,916			13,748
12/02	13,951			13,782
3/03	13,972			13,807
6/03	13,994			13,828
9/03	14,012			13,841
12/03	14,029			13,853
3/04	14,046			13,866
6/04	14,063			13,878
9/04	14,098			13,902
12/04	14,150			13,941
3/05	14,212			13,997
6/05	14,290			14,072


Performance data quoted represents past performance; past performance does not guarantee future results.Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-Monetta or visiting www.Monetta.com. An investment in the Government Money Market
Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The hypothetical graph above compares the change in value of a $10,000 investment in the Monetta Government Money Market Fund to the Lipper U.S. Government Money Market Funds Average.

The Lipper U.S. Government Money Market Funds Average is a performance benchmark which includes funds invested principally in financial instruments issued or guaranteed by the U.S. government, its agencies or its instrumentalities, with dollar-weighted average maturities of less than 90 days.

**Total returns are net of advisory and distribution fees waived and voluntary absorption of all or part of the Fund's operating expenses by the Advisor. Had fees not been waived, the 7-day yield would have been 1.52%, versus 2.42%, on June 30, 2005. The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. Please refer to footnote at bottom of Page 2.


Portfolio Composition

Federal National Mortgage Assoc.   49.0%
Federal Home Loan Bank             38.5%
Federal Farm Credit Discount Note  11.8%
(A)                                 0.7%

(A) Short-term investments net of other assets and liabilities.


Top 5 Equity Holdings:
Government Obligations			 99.3%
Other Assets Less Liabilities		  0.7%
Total					100.0%


Commentary

The Monetta Government Money Market Fund gained 1.00% for the six months ended June 30, 2005. This compared favorably to the Lipper U.S. Government Money Market Funds category, which gained 0.94% for the same period.

The Federal Reserve started its tightening policy exactly one year ago and since has raised the federal funds rate nine times by 25 basis points for a total of 225 basis points. Maintaining its "measured upward pace," the Federal Reserve's latest two increases in the second quarter of 2005 increased the federal funds rate to 3.25% - the highest level since mid-September 2001. Throughout this tightening cycle, the Federal Reserve has taken great care to telegraph its intention, which has kept market disruption to a minimum.

With recent data revealing an economy chugging along at a 3+% rate of GDP growth and inflation relatively tame, the Federal Reserve has every reason to continue to raise rates toward the 4-4.25% level as we head into the second half of the year. It is interesting to note that while the Federal Reserve has been raising short rates, bond investors seem more intrigued with ten-year rates, which declined during the second quarter to below 4% from a high of 4.48% at 3/31/05. Contributing to the decline was the lessening of inflation expectations despite oil prices rising to a new high of $60 per barrel over the last month.

The Fund continues to overweight the agency discount note sector versus Treasury bills because of the incremental yield that it provides. Our strategy is to maintain the relatively short average life of the Fund at this time because the anticipated Federal Reserve rate hikes should provide an opportunity to invest short-term maturities at higher yields.

<Page 10>



Schedule of Investments (Unaudited)		     June 30, 2005

Monetta Fund

COMMON STOCKS - 93.0%					     Value
NUMBER OF SHARES

Aerospace/Defense - 4.6%
       20,000	Boeing Co.				$1,320,000
	5,200	General Dynamics Corp.			   569,608
	8,800	Lockheed Martin Corp.			   570,856
	3,000	Northrop Grumman Corp.			   165,750
							 2,626,214
Apparel - 0.8%
	5,500	Nike, Inc. - CL B			   476,300

Banks - 7.6%
	27,000	Bank of America Corp.			 1,231,470
	 4,000	BB&T Corp.				   159,880
	18,500	U.S. Bancorp				   540,200
	14,500	Wachovia Corp.				   719,200
	21,300	Wells Fargo & Co.			 1,311,654
	 5,500	Zions Bancorporation 			   404,415
							 4,366,819
Beverages - 0.4%
	4,000	PepsiCo, Inc. 				   215,720

Biotechnology - 0.7%
	*4,000	Amgen, Inc.				   241,840
	*2,500	Genzyme Corp.				   150,225
							   392,065
Chemicals - 0.6%
	7,900  Dow Chemical Co.			           351,787

Coal - 1.5%
	7,000  Arch Coal, Inc.				   381,290
	9,500  Peabody Energy Corp.			   494,380
 							   875,670
Commercial Services - 1.8%
	 4,000  MAXIMUS, Inc.				   141,160
	20,000  McKesson Corp.				   895,800
							 1,036,960
Computers - 0.9%
	*12,500 Dell, Inc. 				   493,875

Cosmetics/Personal Care - 1.6%
	17,000	Proctor & Gamble Co.			   896,750

Diversified Financial Services - 2.9%
	 1,200 	The Chicago Mercantile Exchange		   354,600
	10,000 	Countrywide Financial Corp.		   386,100
	 6,500  The Goldman Sachs Group, Inc.		   663,130
	 5,000  Merrill Lynch & Co., Inc.		   275,050
							 1,678,880
Electric - 1.1%
	*15,000	The AES Corp.				$  245,700
	  6,100 Edison Int'l				   247,355
	  3,000 FPL Group, Inc.				   126,180
							   619,235

Food - 3.1%
	35,000  Safeway, Inc.				   790,650
	11,000  Sysco Corp.				   398,090
       *30,000  The Kroger Co.				   570,900
							 1,759,640

Forest Products & Paper - 0.3%
	2,700  	Weyerhaeuser Co.			   171,855

Healthcare-Products - 3.9%
	2,400   Bausch & Lomb, Inc.			   199,200
	6,200 	Baxter Int'l, Inc.			    30,020
	3,500   Beckman Coulter, Inc.			    22,495
	5,000   Becton, Dickinson and Co.		    62,350
       20,000   Johnson & Johnson,			   300,000
							 2,214,065

Healthcare-Services - 14.1%
	3,500   Aetna, Inc.				   289,870
      *14,900   Coventry Health Care, Inc.		 1,054,175
       17,500   HCA, Inc.				   991,725
       10,000   Health Management Associates,
	         Inc. - CL A				   261,800
      *15,200   Humana, Inc.				   604,048
      *12,000   Laboratory Corp. of
	        America Holdings			   598,800
      *11,000   PacifiCare Health Systems, Inc.		   785,950
       13,400   Quest Diagnostics, Inc.			   713,818
      *13,000   Triad Hospitals, Inc.			   710,320
       36,000   UnitedHealth Group, Inc. 		 1,877,040
       *5,000   WellCare Health Plans, Inc.		   177,550
							 8,065,096
Home Builders - 4.3%
       15,000   Pulte Homes, Inc.	 		 1,263,750
      *12,000   Toll Brothers, Inc.  			 1,218,600
							 2,482,350

<Page 11>

Schedule of Investments (Unaudited)		     June 30, 2005

Monetta Fund (Continued)

NUMBER OF SHARES                                            Value

Insurance - 3.2%
       14,000	The Allstate Corp. 	 		$  836,500
	1,400	Loews Corp.				   108,500
	3,000	Prudential Financial, Inc.		   196,980
	6,100	The Chubb Corp.	 			   522,221
	4,000	The St. Paul Travelers
	        Companies, Inc. 			   158,120
							 1,822,321

Internet - 1.8%
      *10,000 	eBay, Inc. 				   330,100
      *10,000 	McAfee, Inc.		 		   261,800
      *20,000 	Symantec Corp.   			   434,800
							 1,026,700

Iron/Steel - 0.4%
	5,000   Nucor Corp. 	 			   228,100

Leisure Time - 0.5%
	6,000   Royal Caribbean Cruises Ltd 		   290,160

Lodging - 0.7%
      *10,000   MGM MIRAGE 				   395,800

Machinery- Construction&Mining - 1.2%
        7,100 	Caterpillar, Inc.  			   676,701

Media - 1.6%
       *5,500   Comcast Corp. - CL A  			   168,850
       13,000   The Walt Disney Co. 	 		   327,340
      *25,000   Time Warner, Inc.  		           417,750
							   913,940
Miscellaneous Manufacturing - 2.7%
       36,500 	General Electric Co.			 1,264,725
       10,000 	Tyco Int'l Ltd 				   292,000
							 1,556,725

Oil & Gas - 6.7%
       12,500   ChevronTexaco Corp.   			   699,000
	9,600   ConocoPhillips 	 			   551,904
	5,000   Exxon Mobil Corp.			   287,350
       10,000   Marathon Oil Corp.    			   533,700
	2,500   Suncor Energy, Inc. 			   118,300
	8,800   Sunoco, Inc. 				 1,000,384
       *5,000   Transocean, Inc.			   269,850
	5,000   Valero Energy Corp.  			   395,550
							 3,856,038

Oil & Gas Services - 1.4%
	4,500  	Baker Hughes, Inc.			$  230,220
	4,000  	BJ Services Co.				   209,920
	7,000   Halliburton Co.				   334,740
							   774,880

Pharmaceuticals - 3.2%
	3,500  	Abbott Laboratories			   171,535
	9,000   Cardinal Health, Inc.			   518,220
      *14,000 	Caremark RX, Inc. 			   623,280
      *15,000   King Pharmaceuticals, Inc.		   156,300
	  *89  	OSI Pharmaceuticals, Inc. RT (c)		 2
       *5,000   VCA Antech, Inc.			   121,250
	5,500   Wyeth 					   244,750
							 1,835,337

Pipelines - 0.3%
	9,000   The Williams Companies, Inc.		   171,000

Retail - 6.6%
       *4,000   Advance Auto Parts, Inc.		   258,200
       *8,000   Bed Bath & Beyond, Inc.			   334,240
	2,400   Best Buy Co., Inc.			   164,520
       30,600   CVS Corp. 				   889,542
	6,000   Home Depot, Inc.			   233,400
	8,000   J.C. Penney Co., Inc.			   420,640
	5,000 	Lowe's Companies, Inc.			   291,100
	7,000   McDonald's Corp.			   194,250
       *2,500   Sears Holdings Corp.			   374,675
       *7,000   Starbucks, Corp.			   361,620
	5,000   Target Corp.				   272,050
							 3,794,237

Semiconductors - 3.7%
      *12,000   Altera Corp.				   237,840
	4,600   Analog Devices, Inc.			   171,626
       21,000   Intel Corp.				   547,260
	5,000	KLA-Tencor Corp.			   218,500
       34,440   Taiwan Semiconductor Mfg Co.
	         Ltd - SP ADR (b)		           314,093
       22,500   Texas Instruments, Inc. 		   631,575
							 2,120,894

<Page 12>

Schedule of Investments (Unaudited)		     June 30, 2005

Monetta Fund (Continued)

NUMBER OF SHARES                                            Value

Software - 5.0%
	 7,000  Autodesk, Inc.				$  240,590
	*3,300  Cerner Corp.				   224,301
	*5,000  Electronic Arts, Inc			   283,050
	 7,000  First Data Corp.			   280,980
	33,000  Microsoft Corp.			           819,720
       *54,000  Oracle Corp.				   712,800
	32,200  Siebel Systems, Inc.		           286,580
							 2,848,021

Telecommunications - 2.7%
       *23,000  Cisco Systems, Inc.			   439,530
	*5,000  Comverse Technology, Inc.		   118,250
	10,000  Harris Corp.			           312,100
	20,000  Motorola, Inc.				   365,200
	10,000  Qualcomm, Inc.				   330,100
							 1,565,180
Textiles - 0.6%
	*4,000	Mohawk Industries, Inc.		           330,000

Transportation - 0.5%
	6,700  	CSX Corp. 				   285,822

Total Common Stocks
    	(Cost $49,392,231) (a) 	 		       $53,215,137



COMMERCIAL PAPER - 7.2%
PRINCIPAL AMOUNT
    1,200,000  	Int'l Lease Finance 3.030%
		 Due 07/06/05 				 1,199,490
      650,000  	National Rural Utilities 3.240%
		 Due 07/21/05 	  			   648,830
    2,300,000   Merrill Lynch & Co. 3.240%
		 Due 07/26/05 				 2,294,825
							 4,143,145

VARIABLE DEMAND NOTES - 1.0%
PRINCIPAL AMOUNT
      424,900   American Family Financial
		 Services Co. - 2.949%	  		   424,900
      145,500   Wisconsin Corp. Central
		 Credit Union - 3.000%     		   145,500
							   570,400

Total Short-Term Investments - 8.2%     		$4,713,545


Total Investments - 101.2%                   		57,928,682
  	(Cost $54,105,776) (a)

Other Net Assets Less Liabilities - (1.2%)		 (704,020)


Net Assets - 100%				       $57,224,662



(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $4,371,078 and aggregate gross unrealized depreciation is $548,172, resulting in net unrealized appreciation of $3,822,906.

(b) American Depository Receipt (ADR).

(c) Right (RT) - security giving the holder entitlement to purchase new shares issued by the corporation, at a specified price within a specified period of time.

See accompanying notes to financial statements.

*Non-income producing security.

<Page 13>


Schedule of Investments (Unaudited)		       June 30, 2005

Monetta Select Technology Fund

COMMON STOCKS - 97.8%	                                       Value
NUMBER OF SHARES

Computers - 13.8%
	  *800  Apple Computer, Inc.			  $   29,448
	*1,000 	Dell, Inc.				      39,510
	 1,000  Electronic Data Systems Corp.		      19,250
	*3,000  EMC Corp.				      41,130
	 1,000  Hewlett-Packard Co.			      23,510
	  *600 	Network Appliance, Inc.			      16,962
	  *600 	SanDisk Corp.				      14,238
	  *600 	Sungard Data Systems, Inc.		      21,102
 							     205,150
Electronics - 1.6%
	  *800  Jabil Circuit, Inc.			      24,584

Electronic Components-Semiconductors - 18.1%
	*1,500  Altera Corp.				      29,730
	  *500 	Broadcom Corp. - CL A			      17,755
	 2,000  Intel Corp.				      52,120
	   800  Microchip Technology, Inc.		      23,696
	 2,000  Micron Technology, Inc.			      20,420
	 2,000  National Semiconductor Corp.		      44,060
	*1,000  NVIDIA Corp.				      26,720
	 1,500  Texas Instruments, Inc.			      42,105
	   500  Xilinx, Inc.				      12,750
							     269,356
Internet - 11.2%
	*1,000  Check Point Software Technologies Ltd	       9,800
	  *800  eBay, Inc.				      26,407
	   *50  Google, Inc. - CL A			      14,708
	*2,000  Symantec Corp.				      43,480
	*1,000 	VeriSign, Inc. 				      28,760
	*1,000  Yahoo! Inc.				      34,650
							     167,805
Media - 2.2%
	*2,000 	Time Warner, Inc.			      33,420

Office/Business Equipment - 0.9%
	*1,000  Xerox Corp. 				      13,790

Semiconductor Components-
 Integrated Circuits - 8.7%
	 1,000  Analog Devices, Inc. 			      37,310
	   500  Linear Technology Corp.			      18,345
        *1,000  Marvell Technology Group Ltd  		      38,040
	   500  Maxim Integrated Products, Inc.		      19,105
	 1,808  Taiwan Semiconductor Mfg
	        Co. Ltd - SP ADR (b)			      16,490
							     129,290
Semiconductor Equipment - 3.0%
	 2,000  Applied Materials, Inc. 		  $   32,360
	   300  KLA-Tencor Corp.			      13,110
							      45,470

Software - 17.6%
	 1,000  Adobe Systems, Inc.			      28,620
        *1,000  BMC Software, Inc.			      17,950
        *1,000  Citrix Systems, Inc.			      21,660
	  *400  Electronic Arts, Inc. 			      22,644
	   450  First Data Corp.               		      18,063
	   300  Infosys Technologies
	     	 Ltd - SP ADR (b)			      23,241
	 2,000  Microsoft Corp. 			      49,680
        *2,000  Oracle Corp. 				      26,400
	   400  SAP AG - SP ADR (b)			      17,320
	 1,000  Satyam Computer Services
		- SP ADR (b)				      26,000
	 1,200  Siebel Systems, Inc.			      10,680
							     262,258

Telecommunications - 20.7%
	*3,000  Cisco Systems, Inc. 			      57,330
	*1,000  Comverse Technology, Inc. 		      23,650
	 1,700  Corning, Inc.				      28,254
	 1,000  Ericsson (LM) Telephone
	        - SP ADR (b) 				      31,950
	  *800  Juniper Networks, Inc. 			      20,144
       *10,000  Lucent Technologies, Inc.		      29,100
	 2,500  Motorola, Inc. 			      	      45,650
	 1,000  Nokia Corp. - SP ADR (b)		      16,640
	 1,200  Qualcomm, Inc.   			      39,612
	   500  Scientific-Atlanta, Inc.	      	      16,635
							     308,965

Total Common Stocks
  (Cost $1,244,312) (a)	                        	  $1,460,088


<Page 14>


Schedule of Investments (Unaudited)			June 30, 2005

Monetta Select Technology Fund (Continued)

VARIABLE DEMAND NOTES - 5.4%
PRINCIPAL AMOUNT

      37,400   American Family Financial
	       Services Co. - 2.949%  			      37,400
      42,500   Wisconsin Corp. Central
	       Credit Union - 3.000%			      42,500
							      79,900


Total Investments - 103.2%				   1,539,988
  (Cost $1,324,212) (a)

Other Net Assets  Less Liabilities - (3.2%)		     (47,463)


Net Assets - 100% 					  $1,492,525



(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $260,917 and aggregate gross unrealized depreciation is $45,141 resulting in net unrealized appreciation of $215,776.

(b) American Depository Receipt (ADR).

See accompanying notes to financial statements.

*Non-income producing security.


Monetta Mid-Cap Equity Fund

COMMON STOCKS - 96.1%						Value
NUMBER OF SHARES

Agriculture - 0.5%
	   500  Monsanto Co.				   $   31,435

Airlines - 0.8%
	 4,000  Southwest Airlines Co. 			       55,720

Apparel - 3.2%
	*1,000 	Coach, Inc.				       33,570
	 1,000  Nike, Inc. - CL B  			       86,600
	*2,000  Quiksilver, Inc. 			       31,960
	 1,500  Reebok Int'l Ltd 			       62,745
 							      214,875

Auto Parts & Equipment - 0.8%
	 1,000  BorgWarner, Inc. 			       53,670

Banks - 1.6%
	 1,500 	Zions Bancorporation 			      110,295

Biotechnology - 2.9%
	*2,000  Celgene Corp. 				       81,540
	*1,000  Genentech, Inc.				       80,280
	*3,000  Human Genome Sciences, Inc. 		       34,740
							      196,560

Building Materials - 1.8%
	 2,000  American Standard Companies, Inc.  	       83,840
	 1,000  York Int'l Corp.			       38,000
							      121,840

Chemicals - 1.9%
	 2,000  RPM Int'l, Inc. 			       36,520
	 2,000  The Sherwin-Williams Co.	 	       94,180
 							      130,700
Coal - 0.8%
	 1,000  Arch Coal, Inc. 			       54,470


Commercial Services - 3.2%
	 2,000  McKesson Corp.				       89,580
	*1,000  Pharmaceutical Product 			       46,860
		Development, Inc.
	 6,000  The ServiceMaster Co. 			       80,340
							      216,780

<Page 15>

Schedule of Investments (Unaudited)			 June 30, 2005

Monetta Mid-Cap Equity Fund (Continued)


NUMBER OF SHARES                                                Value

Computers - 1.4%
	*1,500  Computer Sciences Corp. 		   $   65,550
	*1,000  Network Appliance, Inc.  		       28,270
							       93,820
Diversified Financial Services - 5.3%
	 1,000 	Capital One Financial Corp.		       80,010
	   500  The Chicago Mercantile Exchange 	      147,750
        *7,000  E*TRADE Financial Corp.			       97,930
	   500  Freddie Mac 				       32,615
							      358,305
Electric - 4.5%
	 2,000  Ameren Corp. 				      110,600
       *10,000  Calpine Corp. 				       34,000
	 5,000  CenterPoint Energy, Inc. 		       66,050
	 1,000  DTE Energy Co.   			       46,770
	 1,000  FirstEnergy Corp. 			       48,110
							      305,530

Electrical Component & Equipment - 0.7%
	 2,000  American Power Conversion Corp. 	       47,180

Electronics - 1.5%
	*1,000  Fisher Scientific Int'l, Inc.		       64,900
	 2,000  PerkinElmer, Inc.			       37,800
							      102,700

Entertainment - 1.6%
	 1,000  Int'L Speedway Corp.- CL A		       56,260
	*1,500  Penn National Gaming, Inc. 		       54,750
 							      111,010

Food - 0.8%
        *5,000  Del Monte Foods Co.			       53,850

Hand/Machine Tools - 1.3%
	 1,000  Black & Decker Corp.			       89,850

Healthcare-Products - 2.1%
	  *500 	Idexx Laboratories, Inc. 		       31,165
        *1,000  Immucor, Inc. 				       28,950
        *1,000  St. Jude Medical, Inc.   		       43,610
	   800  Stryker Corp. 				       38,048
							      141,773

Healthcare-Services - 8.3%
	*2,000 	AMERIGROUP Corp.			   $   80,400
	*1,000 	Community Health Systems, Inc.		       37,790
	*1,000 	Coventry Health Care, Inc. 		       70,750
	*1,000 	Davita, Inc. 				       45,480
	*1,200 	Health Net, Inc. 			       45,792
	*2,000 	Laboratory Corp. of America Holdings 	       99,800
	 2,000 	Quest Diagnostics, Inc.  		      106,540
	*3,000  Tenet Healthcare Corp. 			       36,720
	  *800 	Triad Hospitals, Inc. 			       43,712
							       66,984

Home Builders - 0.7%
	 1,333  D.R. Horton, Inc.  			       50,134

Home Furnishings - 1.2%
	 1,000  Harman Int'l Industries, Inc.		       81,360

Insurance - 3.7%
	 1,000  Ace Ltd  				       44,850
	 1,000  MBIA, Inc.  				       59,310
	 2,000  SAFECO Corp.				      108,680
	 1,000  The St. Paul Travelers 	Companies, Inc.        39,530
							      252,370
Internet - 6.1%
	 *3,000  eBay, Inc.				       99,030
	 *2,000  McAfee, Inc. 				       52,360
	 *5,000  Symantec Corp. 			      108,700
	 *3,000  VeriSign, Inc.				       86,280
	 *2,000  Yahoo! Inc.  				       69,300
							      415,670

Leisure Time - 0.8%
	  1,000  Carnival Corp.	 			       54,550

Lodging - 4.5%
	 1,000  Boyd Gaming Corp.			       51,130
         1,500  Harrah's Entertainment, Inc. 		      108,105
	 2,000  Hilton Hotels Corp.			       47,700
	   500  Marriott Int'l - CL A 			       34,110
	 1,000  Station Casinos, Inc. 			       66,400
							      307,445
<Page 16>


Schedule of Investments (Unaudited)		        June 30, 2005

Monetta Mid-Cap Equity Fund (Continued)

NUMBER OF SHARES                                               Value

Media - 3.9%
	*5,000  Liberty Media Corp. - CL A		   $   50,950
	 3,000  Pearson PLC - SP ADR (b)		       35,640
	 7,000  The Reader's Digest Association, Inc. 	      115,500
	*2,000  XM Satellite Radio Holdings, Inc. - CL A       67,320
							      269,410
Metal Fabricate/ Hardware - 0.7%
	 2,000  Commercial Metals Co.			       47,640

Miscellaneous Manufacturing - 1.4%
	*1,000  Actuant Corp. - CL A  			       47,940
 	 1,000  SPX Corp. 				       45,980
							       93,920
Oil & Gas - 6.3%
	 2,000  PetroKazakhstan, Inc. - CL A 		       73,160
	 1,000  Suncor Energy, Inc.  			       47,320
	 2,500  Valero Energy Corp. 			      197,775
	 3,333  XTO Energy, Inc.  			      113,289
							      431,544
Pharmaceuticals - 6.6%
	*2,000  Amylin Pharmaceuticals, Inc. 		       41,860
	*1,000  Barr Pharmaceuticals, Inc.		       48,740
	*3,000  Caremark RX, Inc.  			      133,560
	*5,000  Eyetech Pharmaceutical, Inc.		       63,200
	*2,000  IVAX Corp. 				       43,000
	 1,000  Omnicare, Inc. 				       42,430
	  *500  Sepracor, Inc. 				       30,005
	*2,000  VCA Antech, Inc.  			       48,500
 							      451,295

REITS - 0.9%
	   800  First Industrial Realty Trust, Inc. 	       31,920
	 1,000  LaSalle Hotel Properties 		       32,810
							       64,730

Retail - 3.7%
	 1,000  CVS Corp.  				       29,070
	*1,000  Electronics Boutique Holdings Corp. 	       63,490
	*2,000  Starbucks, Corp. 			      103,320
	*1,000  Urban Outfitters, Inc. 			       56,690
							      252,570

Software - 2.6%
        *1,333 	Activision, Inc. 			   $   22,021
 	 1,000 	Autodesk, Inc. 				       34,370
	*2,000 	The Dun & Bradstreet Corp. 		      179,691

Telecommunications - 5.1%
	 3,000  Corning, Inc. 				       49,860
	*4,000  Juniper Networks, Inc.			      100,720
	*1,000  NII Holdings, Inc. 			       63,940
	 2,000  Qualcomm, Inc. 				       66,020
	*3,000  Telewest Global, Inc.			       68,340
							      348,880

Toys/Games/Hobbies - 2.5%
	 5,000  Hasbro, Inc. 				      103,950
	 3,500  Mattel, Inc.				       64,050
 							      168,000

Transportation - 0.4%
	   500  Overseas Shipholding Group, Inc. 	       29,825

Total Common Stocks
  (Cost $5,610,099) (a)  				   $6,556,381

<Page 17>


Schedule of Investments (Unaudited)			June 30, 2005

Monetta Mid-Cap Equity Fund (Continued)

VARIABLE DEMAND NOTES - 4.1%
PRINCIPAL AMOUNT
	123,100  American Family Financial
		 Services Co. - 2.949% 			   $  123,100
	155,900  Wisconsin Corp. Central
		 Credit Union - 3.000%  		      155,900
							      279,000

Total Investments - 100.2% 				    6,835,381
  (Cost $5,889,099) (a)

Other Net Assets Less Liabilities - (0.2%)		     (10,309)

Net Assets - 100% 					   $6,825,072



(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $1,009,496 and aggregate gross unrealized depreciation is $63,214, resulting in net unrealized appreciation of $946,282.

(b) American Depository Receipt (ADR).

See accompanying notes to financial statements.

*Non-income producing security.


Monetta Blue Chip Fund

COMMON STOCKS - 100.1%					       Value
NUMBER OF SHARES

Agriculture - 9.5%
	700   Altria Group, Inc.             		   $   45,262
	500   Bunge Ltd                      		       31,700
	500   Monsanto Co.				       31,435
							      108,397

Biotechnology - 2.7%
       *500   Amgen, Inc. 				       30,230

Cosmetics/Personal Care - 2.3%
	500   Proctor & Gamble Co. 			       26,375

Diversified Financial Services - 13.3%
	500   American Express Co. 			       26,615
      1,000   Citigroup, Inc. 				       46,230
      1,000   J.P. Morgan Chase & Co. 			       35,320
	800   Merrill Lynch & Co., Inc. 		       44,008
							      152,173

Healthcare-Products - 4.6%
	800   Johnson & Johnson 			       52,000

Healthcare-Services - 7.1%
     *1,000   Humana, Inc.				       39,740
        800   UnitedHealth Group, Inc.			       41,712
							       81,452
Media - 8.3%
     *2,000  Comcast Corp. - CL A 			       61,400
     *2,000  Time Warner, Inc. 				       33,420
							       94,820

Miscellaneous Manufacturing - 8.6%
      2,000  General Electric Co.			       69,300
      1,000  Tyco Int'l Ltd  				       29,200
							       98,500

Oil & Gas - 10.6%
	600  Apache Corp.				       38,760
	500  Burlington Resources, Inc. 		       27,620
     *1,000  Transocean, Inc. 				       53,970
							      120,350

Oil & Gas Services - 4.2%
      1,000  Halliburton Co.				       47,820

<Page 18>

Schedule of Investments (Unaudited)			 June 30, 2005

Monetta Blue Chip Fund (Continued)

NUMBER OF SHARES                                                Value

Pharmaceuticals - 3.9%
     *1,000  Caremark RX, Inc. 				   $   44,520

Retail - 10.0%
      1,000  CVS Corp.					       29,070
      1,000  Home Depot, Inc.				       38,900
      1,000  Walgreen Co. 				       45,990
							      113,960
Semiconductors - 6.8%
      3,000  Intel Corp.				       78,180

Telecommunications - 8.2%
     *3,000  Cisco Systems, Inc. 			       57,330
      2,000  Motorola, Inc.				       36,520
							       93,850

Total Common Stocks
 (Cost $970,069) (a) 			        	   $1,142,627

Total Investments - 100.1% 				    1,142,627
 (Cost $970,069) (a)

Other Net Assets   Less Liabilities - (0.1%) 		      (1,249)


Net Assets - 100% 					   $1,141,378


(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $184,264 and aggregate gross unrealized depreciation is $11,706, resulting in net unrealized appreciation of $172,558.

See accompanying notes to financial statements.

*Non-income producing security.



Monetta Balanced Fund

COMMON STOCKS - 52.7%					        Value
NUMBER OF SHARES

Banks - 1.3%
	1,000   Wachovia Corp. 				   $   49,600

Beverages - 0.7%
	500   	PepsiCo, Inc.				       26,965

Building Materials - 0.8%
	1,000  	Masco Corp. 				       31,760

Computers - 3.9%
	1,500  	Electronic Data Systems Corp. 		       28,875
	2,000  	Hewlett-Packard Co. 			       47,020
       *2,000 	NCR Corp. 				       70,240
							      146,135

Diversified Financial Services - 5.1%
	  700  	American Express Co.			       37,261
	  500   CIT Group, Inc. 			       21,485
	1,000  	Citigroup, Inc. 			       46,230
       *3,000 	E*TRADE Financial Corp.			       41,970
	1,320  	J.P. Morgan Chase & Co. 		       46,623
							      193,569

Electric - 1.2%
	1,500  	Duke Energy Corp.			       44,595

Engineering & Construction - 0.8%
	  500  	Fluor Corp. 				       28,795

Food - 1.3%
	1,000  	Campbell Soup Co. 			       30,770
	1,000  	Sara Lee Corp. 				       19,810
							       50,580

Healthcare-Products - 1.7%
	1,000   Johnson & Johnson			       65,000


Healthcare-Services - 2.6%
	1,000   HCA, Inc. 				       56,670
	 *600  	WellPoint, Inc. 			       41,784
				 			       98,454

Home Furnishings - 0.9%
	  500  	Whirlpool Corp.				       35,055

<Page 19>


Schedule of Investments (Unaudited)			June 30, 2005
Monetta Balanced Fund (Continued)
								Value
NUMBER OF SHARES

Household Products/ Wares - 1.2%
	  500   Fortune Brands, Inc. 			       44,400

Insurance - 2.6%
	1,000   SAFECO Corp. 				       54,340
	  500   The Chubb Corp. 			       42,805
							       97,145

Media - 7.4%
	*2,000  Comcast Corp. - CL A 			       61,400
	 1,000  EchoStar Communications	Corp. - CL A  	       30,150
	*4,000  Liberty Media Corp. - CL A   		      40,760
	 2,000  News Corp. Inc. - CL A  		       32,360
	 2,000  The Walt Disney Co.    			       50,360
	*4,000  Time Warner, Inc.  			       66,840
							      281,870

Miscellaneous Manufacturing - 1.4%
	1,500  	General Electric Co. 			       51,975

Office/Business Equipment - 0.8%
	  700   Pitney Bowes, Inc.			       30,485


Oil & Gas - 2.6%
	  500   ChevronTexaco Corp. 			       27,960
	  500   Unocal Corp. 				       32,525
	1,066   XTO Energy, Inc.			       36,233
							       96,718

Oil & Gas Services - 2.2%
	1,000   Baker Hughes, Inc. 			       51,160
	  500   Smith Int'l, Inc.			       31,850
							       83,010

Pharmaceuticals - 5.6%
	  800  	Abbott Laboratories  			       39,208
	1,000   Bristol-Myers Squibb Co. 		       24,980
	1,000   Cardinal Health, Inc.			       57,580
	1,000   Pfizer, Inc. 				       27,580
	1,000   Schering-Plough Corp.			       19,060
	1,000  	Wyeth 					       44,500
							      212,908

Retail - 2.4%
	1,000  	Home Depot, Inc. 			       38,900
	1,000   McDonald's Corp. 			       27,750
	1,000   The TJX Companies, Inc. 		       24,350
							       91,000

Semiconductors - 1.8%
	1,500   Intel Corp.				       39,090
	1,000   Texas Instruments, Inc. 		       28,070
 							       67,160

Telecommunications - 2.5%
	*2,000  Cisco Systems, Inc. 			       38,220
	 3,000  Motorola, Inc.  			       54,780
							       93,000

Transportation - 1.9%
	   500  FedEx Corp. 				       40,505
	   500  Union Pacific Corp. 			       32,400
							       72,905

Total Common Stocks 					   $1,993,084
  (Cost $1,799,921) (a)

<Page 20>

Schedule of Investments (Unaudited)		        June 30, 2005

Monetta Balanced Fund (Continued)



CORPORATE BONDS - 27.8%					   MATURITY DATE  MARKET VALUE
PRINCIPAL AMOUNT
Auto - 0.5%
	20,000  Daimlerchrysler NA Holding Co. 4.875% 		06/15/10    $   19,908

Banks - 2.8%
	25,000  Bank One Corp. 6.875% 				08/01/06   	25,721
    	25,000  Royal Bank of Scotland Group PLC 9.118% 	03/31/49   	29,774
    	25,000  Washington Mutual, Inc. 5.625% 			01/15/07   	25,551
    	25,000  Wells Fargo & Co. 5.125% 			02/15/07   	25,413
                                                                       	       106,459
Cable TV - 0.3%
    	10,000  Cox Communications, Inc. 3.875% 		10/01/08       	 9,789

Chemicals - 0.4%
    	15,000  Chevron Phillips Chemical Co. 5.375% 		06/15/07       	15,289

Computers - 0.5%
	20,000  Hewlett-Packard Co. 3.625% 			03/15/08       	19,735

Electric - 6.9%
    	20,000  Alabama Power Co. 2.800% 			12/01/06       	19,666
    	15,000  CILCorp, Inc. 8.700% 				10/15/09  	17,378
    	20,000  Constellation Energy Group 6.125% 		09/01/09       	21,278
    	15,000  DPL, Inc. 6.875% 				09/01/11       	16,200
	15,000 	Duke Energy Corp. 7.375% 			03/01/10 	16,776
    	15,000 	Firstenergy Corp. 5.500% 			11/15/06       	15,257
    	15,000  FPL Group Capital, Inc. 6.125% 			05/15/07      	15,533
    	15,000  MidAmerican Energy Holdings 3.500%  		05/15/08        14,618
    	20,000  Nisource Finance Corp. 7.625% 			11/15/05        20,262
    	25,000  Pepco Holdings, Inc. 6.450% 			08/15/12        27,279
	25,000  Progress Energy, Inc. 6.750% 			03/01/06        25,426
    	15,000  Southern CA Edison 6.375% 			01/15/06        15,186
    	15,000  TXU Energy Co. 7.000% 				03/15/13       	16,729
    	20,000  Wisconsin Electric Power 3.500%			12/01/07       	19,689
 									       261,277
Energy - 2.4%
	25,000  Conoco Funding Co. 6.350% 			10/15/11       	27,682
	20,000  Consolidated Natural Gas 5.375% 		11/01/06        20,306
	25,000  Transocean, Inc. 6.625% 			04/15/11        28,080
	15,000  Valero Energy Corp. 7.375% 			03/15/06        15,293
										91,361
Finance - 5.7%
	20,000  American General Finance 2.750% 		06/15/08        19,109
	15,000  Boeing Capital Corp. 5.650% 			05/15/06        15,235
	25,000  Citigroup, Inc. 6.250% 				05/15/06        25,483
	25,000  Countrywide Home Loan 5.500% 			08/01/06        25,376
	15,000  General Electric Capital Corp. 8.625% 		06/15/08        16,751
	25,000  General Motors Acceptance Corp 6.125%		09/15/06        25,018
	25,000  Household Finance Corp. 7.875% 			03/01/07        26,472

<Page 21>

Schedule of Investments (Unaudited)					 June 30, 2005
Monetta Balanced Fund (Continued)


PRINCIPAL AMOUNT					   MATURITY DATE  MARKET VALUE
 	25,000	National Rural Utilities 6.000%			05/15/06    $   25,449
	20,000  Pemex Finance Ltd 9.030% 			02/15/11       	22,473
	15,000  SLM Corp. 3.500% 				09/30/06       	14,855
									       216,221

Food/Beverages - 1.1%
	20,000   Campbell Soup Co. 6.900% 			10/15/06       	20,690
	20,000   Diageo Capital plc 3.375%			03/20/08        19,620
										40,310

Forestry - 0.2%
 	 9,000   Weyerhaeuser Co. 6.125% 			03/15/07         9,253


Insurance - 1.2%
	15,000  GE Global Insurance Holdings 7.500% 		06/15/10       	16,681
	25,000  Reinsurance Group of America 6.750%		12/15/11        27,788
										44,469
Medical - 0.4%
	15,000  Quest Diagnostic, Inc. 6.750% 			07/12/06       	15,382


Mortgage/Asset Backed - 0.9%
	30,000  Bear Stearns Commercial Mortgage
		Securities, Inc. 6.440%  			06/16/30       	31,732


Multimedia - 0.5%
	16,000  Time Warner Cos, Inc. 8.180% 			08/15/07       	17,212


Regional Authority - 1.5%
	25,000  Province of British Columbia 4.300%		05/30/13       	25,310
	25,000  Quebec Province 7.125% 				02/09/24       	32,611
										57,921

Regional Malls - 0.4%
	15,000  Simon Property Group LP 6.875%			10/27/05       	15,135

Telephone - 2.1%
	10,000  Deutsche Telekom Int'l Finance 8.000% 		06/15/10       	11,589
	15,000 	France Telecom 7.750% 				03/01/11       	17,407
	25,000  New Cingular Wireless Services 7.350% 		03/01/06        25,547
	25,000  Verizon Pennsylvania 5.650%			11/15/11       	26,090
 										80,633

Total Corporate Bonds		    					    $1,052,086
  (Cost $1,038,562) (a)


<Page 22>


Schedule of Investments (Unaudited)					  June 30, 2005

Monetta Balanced Fund (Continued)

							   MATURITY DATE   MARKET VALUE

U.S. Government Agencies - 5.8%
PRINCIPAL AMOUNT
	 50,000  Federal Home Loan Mortgage Corp. 5.250% 	01/15/06         50,378
	100,000  Private Export Funding 5.685% 			05/15/12        109,185
	 60,000  Tennessee Valley Authority 4.700% 		07/15/33         61,043

Total U.S. Government Agencies							220,606
 (Cost $216,413) (a)

TREASURY NOTES - 8.8%
PRINCIPAL AMOUNT
	 80,000  U.S. Treasury Note 3.375% 			10/15/09 	 78,875
	140,000  U.S. Treasury Note 6.500% 			11/15/26	183,023
	 65,000  U.S. Treasury Note 4.750% 			05/15/14	 68,971

Total Treasury Notes								330,869
 (Cost $306,097) (a)

U.S. TREASURY STRIPS - 0.8%
PRINCIPAL AMOUNT
	*60,000  U.S. Treasury Strip 0.000% 			11/15/22         28,122

Total U.S. Treasury Strips							 28,122
 (Cost $24,326) (a)

VARIABLE DEMAND NOTES - 4.3%
PRINCIPAL AMOUNT
	 31,100  American Family Financial Services Co. - 2.949%        	 31,100
	131,500  Wisconsin Corp. Central Credit Union - 3.000%         		131,500

Total Variable Demand Notes                                                     162,600

Total Investments - 100.2%                                                    3,787,367
 (Cost $3,547,919) (a)

Other Net Assets Less Liabilities - (0.2%)                                       (8,245)

Net Assets - 100%                                                            $3,779,122

(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $266,245 and aggregate gross unrealized depreciation is $26,797 resulting in net unrealized appreciation of $239,448.

See accompanying notes to financial statements.

*Non-income producing security.

<Page 23>


Schedule of Investments (Unaudited)					    June 30, 2005

Monetta Intermediate Bond Fund


CORPORATE BONDS - 72.6%					   MATURITY DATE     MARKET VALUE
PRINCIPAL AMOUNT

Auto - 0.8%
	75,000    Daimlerchrysler NA Holding Co. 4.875%		06/15/10       $   74,655

Banks - 7.3%
	150,000   Bank One Corp. 6.875% 			08/01/06          154,327
	175,000   Royal Bank of Scotland Group PLC 9.118% 	03/31/49          208,414
	125,000   Washington Mutual, Inc. 5.625% 		01/15/07          127,756
	165,000   Wells Fargo & Co. 5.125% 			02/15/07          167,728
										  658,225

Mortgage/Asset Backed - 2.1%
	180,000   Bear Stearns Commercial Mortgage
		   Securities, Inc. 6.440%			06/16/30          190,394

Cable TV - 2.4%
	 90,000   Cox Communications, Inc. 3.875% 		10/01/08           88,104
	125,000   TCI Communications, Inc. 6.875% 		02/15/06          127,044
										  215,148

Chemicals - 1.2%
	110,000   Chevron Phillips Chemical Co. 5.375% 		06/15/07          112,123

Computers - 1.1%
	100,000   Hewlett-Packard Co. 3.625% 			03/15/08           98,673

Electric - 15.3%
	100,000   Alabama Power Co. 2.800% 			12/01/06           98,330
	135,000   CILCorp, Inc. 8.700% 				10/15/09          156,403
	100,000   Constellation Energy Group 6.125% 		09/01/09          106,389
	110,000   DPL, Inc. 6.875% 				09/01/11          118,800
	135,000   Duke Energy Corp. 7.375% 			03/01/10          150,987
 	135,000   Firstenergy Corp. 5.500% 			11/15/06          137,313
	110,000   FPL Group Capital, Inc. 6.125% 		05/15/07          113,910
	 50,000   MidAmerican Energy Holdings 3.500%  		05/15/08           48,726
	125,000   Pepco Holdings, Inc. 6.450% 			08/15/12          136,394
	100,000   PSEG Power LLC 6.875%  			04/15/06          102,076
	100,000   TXU Energy Co. 7.000% 			03/15/13          111,523
	105,000   Wisconsin Electric Power 3.500% 		12/01/07          103,369
										1,384,220
Energy - 5.7%
	150,000   Conoco Funding Co. 6.350% 			10/15/11          166,095
	100,000   Consolidated Natural Gas 5.375% 		11/01/06          101,531
	125,000   Transocean, Inc. 6.625% 			04/15/11          140,398
	100,000   Valero Energy Corp. 7.375% 			03/15/06          101,951
										  509,975

<Page 24>


Schedule of Investments (Unaudited)					     June 30, 2005

Monetta Intermediate Bond Fund (Continued)


							   MATURITY DATE      MARKET VALUE
PRINCIPAL AMOUNT
Finance - 14.3%
	100,000   American General Finance 2.750%  		06/15/08       $   95,543
	129,000   Boeing Capital Corp. 5.650% 			05/15/06          131,024
	125,000   Washington Mutual (Citigroup, Inc.) 6.250% 	05/15/06          127,417
	125,000   Countrywide Home Loan 5.500% 			08/01/06          126,878
	160,000   General Electric Capital Corp. 8.625% 	06/15/08          178,673
	100,000   General Motors Acceptance Corp 6.125% 	09/15/06          100,072
	125,000   Household Finance Corp. 7.875% 		03/01/07          132,360
	115,000   National Rural Utilities 6.000% 		05/15/06          117,066
	155,000   Pemex Finance Ltd 9.030% 			02/15/11          174,169
	115,000   SLM Corp. 3.500% 				09/30/06          113,890
										1,297,092

Food/Beverages - 2.2%
	100,000   Campbell Soup Co. 6.900% 			10/15/06          103,448
	100,000   Diageo Capital plc 3.375% 			03/20/08           98,101
										  201,549

Insurance - 4.3%
	172,000   GE Global Insurance Holdings 7.500%	 	06/15/10   	  191,277
	175,000   Reinsurance Group of America 6.750% 		12/15/11          194,511
										  385,788

Medical - 1.1%
	100,000   Quest Diagnostic, Inc. 6.750%			07/12/06          102,547

Regional Authority - 1.1%
	100,000   Province of British Columbia 4.300% 		05/30/13          101,240

Special Purpose Entity - 4.7%
 	411,000   Trains-BBB - 5- 2002 6.554% (b)		08/15/08          422,311

Telephone - 9.0%
	 95,000   AT&T Corp. 7.750% 				03/01/07          100,018
	125,000   Deutsche Telekom Int'l Finance 8.000% 	06/15/10          144,867
	135,000   France Telecom 7.750%				03/01/11          156,664
 	125,000   New Cingular Wireless Services 7.350% 	03/01/06          127,732
	125,000   Sprint Capital Corp. 6.000% 			01/15/07          128,093
	150,000   Verizon Pennsylvania 5.650% 			11/15/11          156,538
 										  813,912


<Page 25>


Schedule of Investments (Unaudited)					    June 30, 2005

Monetta Intermediate Bond Fund (Continued)


							   MATURITY DATE     MARKET VALUE
PRINCIPAL AMOUNT
Total Corporate Bonds 							       $6,567,852
  (Cost $6,473,427) (a)


U.S. GOVERNMENT AGENCIES - 10.8%
PRINCIPAL AMOUNT
	 60,000  Federal Home Loan Bank 2.875% 			05/22/06           59,539
	260,000  Federal Home Loan Mortgage Corp. 5.250%	01/15/06          261,966
	600,000  Private Export Funding 5.685% 			05/15/12          655,109

Total U.S. Government Agencies							  976,614
  (Cost $968,029) (a)

TREASURY NOTES - 15.2%
PRINCIPAL AMOUNT
      1,160,000  U.S. Treasury Note 4.750% 			05/15/14        1,230,869
	150,000  U.S. Treasury Note 3.375% 			10/15/09          147,891

Total Treasury Notes
  (Cost $1,365,541) (a)  					        	1,378,760

VARIABLE DEMAND NOTES - 1.4%
PRINCIPAL AMOUNT
	123,500   Wisconsin Corp. Central Credit Union - 3.000%			  123,500


Total Investments - 100.0% 		 					9,046,726
  (Cost $8,930,497) (a)

Other Net Assets Less Liabilities  						   (1,905)

Net Assets - 100%  							       $9,044,821


(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $153,611 and aggregate gross unrealized depreciation is $37,382 resulting in net unrealized appreciation of $116,229.

(b) Represents a restricted security purchased under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. This security has been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

See accompanying notes to financial statements.

<Page 26>


Schedule of Investments (Unaudited)		   June 30, 2005

Monetta Government Money Market Fund


FEDERAL FARM CREDIT 	                                  VALUE
DISCOUNT NOTE - 11.8%
PRINCIPAL AMOUNT
	290,000   2.950%, Due 07/07/05			$289,857


FEDERAL HOME LOAN BANK - 38.5%
PRINCIPAL AMOUNT
	250,000   3.090%, Due 07/13/05 			 249,742
	700,000   3.120%, Due 07/27/05   		 698,423
							 948,165

FEDERAL NATIONAL MORTGAGE ASSOC. - 49.0%
PRINCIPAL AMOUNT
	645,000   3.030%, Due 07/20/05 			 643,969
	565,000   3.210%, Due 08/10/05			 562,985
						       1,206,954


Total Investments - 99.3%  			       2,444,976
  (Cost $2,444,976) (a)

Other Net Assets  Less Liabilities - 0.7%  		  18,024


Net Assets - 100%  				      $2,463,000


(a) Cost is identical for book and tax purposes.

See accompanying notes to financial statements.

<Page 27>


Statements Of Assets And Liabilities			June 30, 2005
(In Thousands, Except Per Share)                        (Unaudited)


				    Select	Mid-Cap       Blue		   	Intermediate   Government
			Monetta	   Technology   Equity        Chip	Balanced	    Bond      Money Market
			 Fund	      Fund	 Fund	      Fund  	Fund	            Fund	 Fund

Assets:
Investments at
 market value, except
 for the Government
 Money Market Fund
 which is at amortized
 cost
(cost:  $54,106; $1,324;
$5,889; $970; $3,548;
$8,931; $2,445)		$57,929	    $1,540	$6,835	   $1,143	$3,787		$9,047	       $2,445
Cash			    193	        (a)	     7	        0	    13		     8	           14
Receivables:
 Interest and dividends	     50	         1	     3	        1	    23		   110              0
 Investments sold	      0	       238	     0	      132	     0		     0	            0
Other assets		      3	         7	     5	       (a)           0		     6	            8
_____________________________________________________________________________________________________________
Total Assets		 58,175	     1,786	 6,850	    1,276	 3,823		 9,171        	2,467
_____________________________________________________________________________________________________________

Liabilities:
Payables:
 Custodian bank		      0	         0	     0	      121	     0		     0              0
 Investment advisory fees
 (Note 2)		     43	         1	     4	        1	     1		     3	            0
 Distribution and service
  charges payable	      0	         1	     5          1	     3		     7	            0
 Investments purchased	    818	       279	     0	        0	    21		   103	            0
 Fund shares redeemed	      0	         0	     0	        0	     2		     0	            0
 Income distribution
  payable		      0	         0	     0	        0	     4		     0	            0
 Accrued expenses	     89	        12	    16	       12	    13		    13	            4
_____________________________________________________________________________________________________________
Total Liabilities	    950	       293	    25	      135	    44		   126	            4
_____________________________________________________________________________________________________________
Net Assets		 57,225	     1,493	 6,825	    1,141	 3,779		 9,045	        2,463
_____________________________________________________________________________________________________________

Analysis of net assets:
Paid in capital (b)	 71,270      3,043	11,583	    4,254	 5,197		 9,416	        2,463
Accumulated
 undistributed net
 investment income
 (loss) 	            (99)       (35)	   (39)	      (31)          (5)	           (33)	            0
Accumulated undistributed
 net realized
  gain (loss)	        (17,769)    (1,731)    	(5,665)	   (3,255)	(1,652)           (454)	            0
Net unrealized appreciation
 on investments		  3,823	       216	   946        173	   239	           116	            0
_____________________________________________________________________________________________________________
Net Assets		$57,225	    $1,493	$6,825     $1,141	$3,779          $9,045	       $2,463
_____________________________________________________________________________________________________________

Shares of capital
stock 			  5,185
Shares of beneficial
 interest issued
 outstanding			       201	   935	      190	   352	           891	        2,463
Net asset value,
 offering price and
 redemption price per
 share                   $11.04	     $7.43	 $7.30      $5.99       $10.72	        $10.15          $1.00


See accompanying notes to financial statements.

(a) Rounds to less than $1,000.


(b) Monetta Fund - $52 of $.01 par value and $71,218 of additional paid in capital, 100 million shares authorized. Each fund of Monetta Trust has an unlimited number of no par value shares of beneficial interest authorized.

<Page 28>


Statements Of Operations					June 30, 2005
(In Thousands)							  (Unaudited)



					Select		Mid-Cap		Blue			Intermediate   Government
Investment income and	Monetta	      Technology	Equity		Chip	  Balanced	   Bond	       Money Market
expenses:		 Fund		 Fund		 Fund		Fund	    Fund           Fund	          Fund
Investment income:
 Interest		$49		$(a)  		$4		$1	    $37		   $210		 $35
 Dividend		328		  3		36		 9	     15		      0	           0
_____________________________________________________________________________________________________________________
Total investment
 Income			377		  3		40		10	     52		    210		  35
_____________________________________________________________________________________________________________________

Expenses:
 Investment advisory
  fee (Note 2)		260		  5		25		 6	      8		     16	           3
 Distribution expense
  (Note 6)		  0		  2		 9		 2	      5		     12	           1
 Accounting Expense	 15		  1		 3		 1	      2		      2	          (a)
 Admin/Compliance
  Expense		 15		  1		 3		 1	      2		      2	          (a)
 Custodial fees and bank
  cash management fee	 14		  1		 4		 1	      2		      2	           1
 State registration	  9		  7		 7		 7	      7		      8	          13
 Transfer and
  shareholder
  servicing agent fee   104		 10		13	        11	     11	             14	           7
 Audit/Tax Service       27		  9		 9		 9	      9		      3	           0
 Legal		         24		  1		 3		 1	      2		      4	           1
 Printing	         15		  2		 3		 2	      2		      2	           1
 Other			  5	         (a)		 1	        (a)	      1		      0	          (a)
_____________________________________________________________________________________________________________________
Total expenses	        488		 39		80	        41	     51	             65	          27
Expenses waived
 /reimbursed 		  0		  0		 0		 0	      0		      0	         (18)
Fees paid indirectly
 (Note 7)	        (12)		 (1)	        (1)	        (a)	     (1)	      0	           0
_____________________________________________________________________________________________________________________
Expenses net of waived,
 reimbursed
 expenses and fees
 paid indirectly	476		 38		79	        41	     50	             65		   9
_____________________________________________________________________________________________________________________
Net investment
 income (loss)		(99)		(35)	       (39)	       (31)	      2	            145		  26
_____________________________________________________________________________________________________________________
Realized and unrealized
 gain (loss)
 on investments:
Realized gain on
 investments:
Proceeds from sales  55,836		497	     6,158	     1,391	  1,828	          2,062	      13,095
Cost of securities
 sold		     53,318		560	     5,843	     1,346	  1,726	          2,065	      13,095
_____________________________________________________________________________________________________________________
Net realized gain
 (loss) on
 investments	      2,518	        (63)	       315		45          102	             (3)           0
Gains from class
 action lawsuits      2,280		 52             49		(a)   	     10	             35		   0
_____________________________________________________________________________________________________________________
Total net realized
 gain (loss)
 on investments	      4,798		(11)           364		45	    112	             32	           0
_____________________________________________________________________________________________________________________
Net unrealized
 appreciation
 (depreciation) on
 investments:
Beginning of period   5,228		282          1,109	       201	    363	            148		   0
End of period	      3,823		216	       946	       173	    239	            116		   0
_____________________________________________________________________________________________________________________
Net change in net
 unrealized
 appreciation
(depreciation)
 on investments
 during the period   (1,405)	        (66)          (163)	      (28)         (124)	    (32)           0
_____________________________________________________________________________________________________________________
Net realized and
 unrealized gain
 (loss) on
 investments          3,393		(77)	       201	       17           (12)	      0	           0

Net increase (decrease)
 in net assets from
 operations	     $3,294	      $(112)          $162	     $(14)	   $(10)	   $145		 $26
_____________________________________________________________________________________________________________________

See accompanying notes to financial statements.
(a) Rounds to less than $1,000.

<Page 29>


Statements Of Changes In Net Assets
(In Thousands)

For Six Months Ended June 30, 2005 (Unaudited) and Year Ended
December 31, 2004

<CAPATION>
									Select				Mid-Cap
						Monetta		      Technology	         	Equity
						 Fund	                 Fund	                	  Fund
					  2005		2004	   2005		 2004		2005		2004
From investment activities:

Operations:
 Net investment income (loss)	         $(99)	         $70	   $(35)         $(47)		$(39)  		$(72)
 Net realized gain (loss)
  on investments		        4,798		 917	    (11)	   84		 364 	          16
 Net change in net unrealized
  appreciation (depreciation) on
  investments during the period        (1,405)	        (371)	    (66)	 (109)	        (163)	           8
_____________________________________________________________________________________________________________________
 Net increase (decrease) in net
  assets from operations	        3,294		 616	   (112)          (72)	 	 162		 (48)
 Distribution from net
  investment income	 		    0		 (70)	      0		    0		   0		   0
 Distribution from net
  realized gains	     		    0		   0	      0		    0		   0		   0
_____________________________________________________________________________________________________________________
Increase (decrease) in net assets
 from investment activities		3,294		 546	   (112)	  (72)	         162		 (48)
_____________________________________________________________________________________________________________________
From capital transactions
 (Note 3):

 Proceeds from shares sold		  638	       1,047	    103	          129		 202		 420
 Net asset value of shares issued
  through dividend reinvestment		    0	          69	      0	            0		   0		   0
 Cost of shares redeemed	       (4,893)	      (7,537)	   (160)	 (411)	        (785)	      (1,480)
_____________________________________________________________________________________________________________________
Increase (decrease) in net assets
  from capital transactions 	       (4,255)	      (6,421)	    (57)	 (282)	        (583)	      (1,060)
_____________________________________________________________________________________________________________________
Total increase (decrease)
 in net assets			         (961)	      (5,875)	   (169)	 (354)	        (421)	      (1,108)
_____________________________________________________________________________________________________________________
Net assets at beginning of period      58,186	      64,061	  1,662	        2,016	       7,246	       8,354

Net assets at end of period	      $57,225	     $58,186	 $1,493	       $1,662	      $6,825	      $7,246
_____________________________________________________________________________________________________________________
Accumulated undistributed
 net investment income		           $0	          $0	     $0	           $0	          $0	          $0
_____________________________________________________________________________________________________________________

See accompanying notes to financial statements.

(a) Rounds to less than $1,000.

<Page 30>



	                     Blue				   Intermediate		  Government
	                     Chip	       Balanced		       Bond		 Money Market
	                     Fund	         Fund		       Fund		    Fund
                         2005      2004	     2005    2004        2005      2004	        2005     2004
From investment activities:

Operations:
  Net investment
   income (loss)         $(31)     $(35)       $2     $27	 $145      $383          $26      $29
  Net realized
   gain (loss)
   on investments          45        44	      112     357          32	    445		   0	    0
  Net change in
   net unrealized
   appreciation
   (dereciation)
   on investments
   during the
   period                 (28)	    (52)     (124)   (170)        (32)    (477)	           0        0
_______________________________________________________________________________________________________
  Net increase
   (decrease) in
   net assets
   from operations        (14)      (43)      (10)    214	  145	    351	          26       29
  Distriubtion from
   net investment
   income                   0	      0	       (7)   (27)        (178)     (383)         (26)	  (29)
  Distribution from
   net realized
   gains                    0	      0	        0      0	    0      (216)           0        0
_______________________________________________________________________________________________________
Increase (decrease)
 in net assets from
 investments
 activities               (14)	    (43)      (17)   187	  (33)     (248)           0	    0
_______________________________________________________________________________________________________
From capital transactions
  (Note 3):

  Proceeds from
   shares sold             43	    115	      239    180 	1,089	  2,127	         465    1,163
  Net asset value
   of shares
   issued through
   dividend
   reinvestment             0         0	        7     26	  154	   518	          26	   28
  Cost of shares
   redeemed              (539)	   (387)     (401)  (958)      (1,823) (11,790)	      (1,176)  (1,673)
_______________________________________________________________________________________________________
Increase (decrease)
 in net assets from
 capital transactions    (496)     (272)     (155)  (752)        (580)	(9,145)         (685)    (482)
_______________________________________________________________________________________________________
Total increase
 (decrease) in net
 assets                  (510)	   (315)     (172)  (565)        (613)	(9,393)	        (685)	 (482)
_______________________________________________________________________________________________________
Net assets at
 beginning of period     1,651    1,966	    3,951  4,516	9,658   19,051	       3,148    3,630

Net assets at end
 of period              $1,141   $1,651    $3,779 $3,951       $9,045   $9,658	      $2,463   $3,148
_______________________________________________________________________________________________________
Accumulated undistributed
 net investment income      $0       $0	       $0     $0	   $0      $(a)	          $0       $0
_______________________________________________________________________________________________________

<Page 31>




Notes To Financial Statements				June 30, 2005
1.	SIGNIFICANT ACCOUNTING POLICIES:
	Monetta Fund, Inc. (Monetta Fund) is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the 1940 Act), as amended. The objective of the Monetta Fund is capital appreciation by investing primarily in equity securities believed to have growth potential. The Fund presently invests primarily in growth companies of all market capitalization ranges.

	Monetta Trust (the Trust) is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the 1940 Act), as amended. The following funds are series of the
        Trust:

	Select Technology Fund. The primary objective of this Fund is capital appreciation. The Fund invests at least 80% of its assets in common stocks of technology-related companies. There is no limit on the market capitalization of the companies the Fund may invest in.

	Mid-Cap Equity Fund. The primary objective of this Fund is long-term capital growth by investing in common stocks believed to have above average growth potential. The Fund typically invests in companies within a market capitalization range of $1 billion to $10 billion.

	Blue Chip Fund. The primary objective of this Fund is to seek long-term capital growth by investing in common stocks believed to have above average growth potential. The Fund typically invests in companies with a market capitalization of greater than $10 billion. On June 10, 2005 the Fund closed, and on July 29, 2005 all assets were liquidated.

	Balanced Fund. The objective of this Fund is to seek a favorable total rate of return through capital appreciation and current income consistent with preservation of capital, derived from investing in a portfolio of equity and fixed income securities.

	Intermediate Bond Fund. The objective of this Fund is to seek high current income consistent with the preservation of capital by investing primarily in marketable debt securities.

	Government Money Market Fund. The primary objective of this Fund is to seek maximum current income consistent with safety of capital and maintenance of liquidity. The Fund invests in U.S. Government securities maturing in thirteen months or less from the date of purchase and repurchase agreements for U.S. Government securities. U.S. Government securities include securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities.

	The Monetta Family of Mutual Funds is comprised of the Monetta Fund, Inc. and each of the Trust Series and is collectively referred to as the Funds. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America.

(a)	Securities Valuation
	Investments are stated at market value based on the last reported sale price on national securities exchanges, or the NASDAQ Market, on the last business day of the period. Listed securities and securities traded on the over-the-counter markets that did not trade on the last business day are valued at the mean between closing bid and asked quotes provided by the exchange where the security is principally traded, or at the NASDAQ official closing prices if applicable. Debt securities are generally valued on the basis of market quotations provided by pricing services approved by the Boards. Long-term debt securities for which market quotations are not readily available are valued based on valuations provided by pricing services which may employ electronic data processing techniques, including a matrix system, to determine valuations. Short-term debt securities for which market quotations are not readily available are valued by use of a matrix prepared by the Adviser based on quotations for comparable securities.
	The difference between the cost and fair value of such investments are reflected as unrealized appreciation or depreciation. Debt securities, having maturities of 60 days or less, are stated at amortized cost, which is substantially equivalent to market value.

	Securities held by the Government Money Market Fund are valued utilizing the amortized cost method, permitted in accordance with Rule 2(a)-7 under the 1940 Act, which amortizes discount /premium on a constant basis to the maturity of the security.

	Securities for which market quotations are not readily available or are deemed unreliable are valued at their fair value in accordance with procedures established by the Boards of Directors and Trustees.

<Page 32>


Notes To Financial Statements					June 30, 2005

(b)	Use of Estimates
	The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires the Funds' management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from those estimates.

(c)	General
	Security transactions are accounted for on a trade date basis. Daily realized gains and losses from security transactions are reported on the first-in, first-out cost basis. Interest income is recorded daily on the accrual basis and dividend income on the ex-dividend date. Bond discount/premium is amortized using the interest method and included in interest income, where applicable.

(d)	Federal Income Taxes
	It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for federal income taxes is required. It is the Board's intent not to distribute any realized gains until the capital loss carry forwards have been offset or expired.

	The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.
	At December 31, 2004, the losses amounted to:


					Amount of
	Fund	            	    Loss Carryforward		Will expire between
        Monetta Fund			$22,711,310	December 31, 2009 and December 31, 2010
	Monetta Select Technology Fund	 $1,748,250	December 31, 2009 and December 31, 2010
	Monetta Mid-Cap Equity Fund 	 $6,072,508	December 31, 2009 and December 31, 2012
	Monetta Blue Chip Fund		 $3,288,469	December 31, 2009 and December 31, 2010
	Monetta Balanced Fund 		 $1,749,883	December 31, 2009 and December 31, 2010

	Net realized gains or losses differ for financial reporting and tax purposes as a result of losses from wash sales and post October 31 losses which are not recognized for tax purposes until the first day of the following fiscal year.

(e)	Distributions of Incomes and Gains
	Distributions to shareholders are recorded by the Funds
	(except for the Government Money Market Fund) on the ex-dividend date. The Government Money Market Fund declares dividends daily and automatically reinvests such dividends daily. Due to inherent differences in the characterization of short-term capital gains under accounting principles generally accepted in the United States of America, and for federal income tax purposes, the amount of distributable net investment income for book and federal income tax purposes may differ.

	For federal income tax purposes, a net operating loss recognized in the current year cannot be used to offset future year's net investment income. For the year ended
	December 31, 2004 the Monetta Select Technology
	Fund, Monetta Mid-Cap Equity Fund and Monetta Blue Chip Fund had net operating losses of $47,069, $71,938 and $34,643, respectively, for tax purposes which were reclassified from accumulated undistributed net investment income to capital.

<Page 33>


Notes To Financial Statements				   June 30, 2005

	As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

				 	   Select     Mid-Cap	Blue		   Intermediate	Government
				Monetta	  Technology   Equity	Chip	Balanced       Bond	   Money
				Fund        Fund	Fund	Fund	 Fund	       Fund	Market Fund
	___________________________________________________________________________________________________
        Undistributed Ordinary
	 Income			 __	     __		 __	 __	  $11		$67		__
	___________________________________________________________________________________________________
        Undistributed Long-Term
	 Capital Gain		 __	    __	        __	__	__	     $6,551	        __
	___________________________________________________________________________________________________


	The tax character of distributions paid during the calendar year ended December 31, 2004, were as follows:

					   Select      Mid-Cap	 Blue		 Intermediate	Government
				Monetta	  Technology   Equity	 Chip	Balanced     Bond	  Money
				  Fund	    Fund	Fund	 Fund	  Fund	     Fund       Market Fund
        ___________________________________________________________________________________________________
	Ordinary Income		$70,071	     __	   	 __	  __	$26,429	  $384,722	$28,516
        ___________________________________________________________________________________________________
	Long-Term Capital Gain	   __	     __	  	 __	  __	   __	  $216,049	   __
        ___________________________________________________________________________________________________

2.	RELATED PARTIES:
	Robert S. Bacarella is an officer and director of the Funds and also an officer, director and majority shareholder of the investment adviser, Monetta Financial Services, Inc. (Adviser). For the year ended December 31, 2004, renumerations required to be paid to all interested directors or trustees has been absorbed by the Adviser. Fees paid to outside Directors or Trustees have been absorbed by the respective Funds.

	Each Fund pays an investment advisory fee to the Adviser based on that Fund's individual net assets, payable monthly, at the following annual rate:

				First $300 million in	Next $200 million in	Net assets over
		    	     	     net assets	             net assets	    	  $500 million
	Monetta Fund	  		0.95%			0.90%		     0.85%
	Monetta Select Technology Fund	0.75%			0.70%		     0.65%
	Monetta Mid-Cap Equity Fund	0.75%			0.70%		     0.65%
	Monetta Blue Chip Fund		0.75%			0.70%		     0.65%

	Monetta Balanced Fund			0.40% of total net assets
	Monetta Intermediate Bond Fund		0.35% of total net assets
	Monetta Government Money Market Fund*	0.25% of total net assets

	From these fees the Adviser pays for all necessary office facilities, equipment and personnel for managing the assets of each fund. In addition, the Adviser pays for all expenses in determining the daily price computations, placement of securities orders and related bookkeeping. Investment advisory fees waived, and 12B-1 fees waived through June 30, 2005, for the Government Money Market Fund, were $3,313 and $1,326, respectively.

	Accounting and Admin/Compliance Expenses reported on the Statement of Operations were paid to Fund Services Group,
	LLC, an affiliate of the Adviser and Sub-Adviser, as approved by the respective Funds' Boards effective
	October 1, 2004.

	Monetta Financial Services, Inc., as of June 30, 2005, owned 9,887 shares or 4.92% of the Select Technology
	Fund and 11,226 shares or 3.18% of the Balanced Fund.

3.	SUB-ADVISER:
	Effective December 3, 2001, the Adviser entered into a Sub-Advisory agreement with Ambassador Capital Management
	LLC to manage the Intermediate Bond Fund, the Government
	Money Market Fund and the fixed-income portion of the Balanced Fund. The sub-advisory fees paid to Ambassador Capital Management LLC by the Adviser, for Net Assets in excess of $30 million are, Intermediate
	Bond Fund, 0.10%; Balanced Fund, 0.10% (applies only to the fixed-income portion of the portfolio); and the Government Money Market Fund, 20% of the fee charged by the Adviser.

<Page 34>


Notes To Financial Statements			June 30, 2005

4.	CAPITAL STOCK AND SHARE UNITS:
	There are 100,000,000 shares of $.01 par value capital stock authorized for the Monetta Fund. There is an unlimited number of no par value shares of beneficial interest authorized for each series of the Trust.


													Government
					      Select	Mid-Cap		                   Intermediate	  Money
				 Monetta    Technology	 Equity	    Blue Chip	Balanced      Bond	  Market
				  Fund	  	Fund	  Fund	      Fund	 Fund	      Fund	   Fund

2004 Beginning Shares		6,248,536    245,568	1,176,683   320,166	439,499	   1,814,310	3,630,165
__________________________________________________________________________________________________________________
Shares sold			  105,754     17,231	   65,562    19,619	 17,449	     203,403	1,162,137
Shares issued upon
 dividend reinvestment		   6,611	   0		0	  0	  2,495	      50,151	   28,316
Shares redeemed		        (761,382)    (54,096)	 (224,417)  (66,646)	(92,510)  (1,120,121)  (1,672,817)
__________________________________________________________________________________________________________________
Net decrease
 in shares outstanding	        (649,017)    (36,865)	 (158,855)  (47,027)	(72,566)    (866,567)    (482,364)
2005 Beginning Shares	       5,599,519     208,703	1,017,828   273,139	 366,933     947,743	3,147,801
__________________________________________________________________________________________________________________
Shares sold			  61,924      14,129	   28,373     7,227	  22,440     108,186	  464,866
Shares issued upon
 dividend reinvestment		      0		   0		0	  0	     698      15,190	   25,840
Shares redeemed		       (476,542)     (21,904)	 (111,595)  (89,937)	 (37,588)   (179,918)  (1,175,507)
__________________________________________________________________________________________________________________
Net decrease
 in shares outstanding	       (414,618)      (7,775)	  (83,222)   (82,710)	 (14,450)    (56,542)	 (684,801)
Ending Shares		      5,184,901	     200,928	   934,606   190,429	  352,483    891,201	2,463,000

5.	PURCHASES AND SALES OF INVESTMENT SECURITIES:
	The cost of purchases and proceeds from sales of securities for the six months ended June 30, 2005 excluding short-term securities were:

									   Proceeds from
	   					     Cost of Purchases	Sales of Securities
		Monetta Fund				$ 53,320,922	  $ 55,836,443
		Monetta Select Technology Fund		     442,123	       497,480
		Monetta Mid-Cap Equity Fund		   5,399,586	     6,157,904
		Monetta Blue Chip Fund			     907,846	     1,390,878
		Monetta Balanced Fund			   1,569,738	     1,828,330
		Monetta Intermediate Bond Fund		   1,940,793	     2,062,252

	The cost of purchases and proceeds from the sales of government securities included in the preceding numbers were as follows:
	Balanced Fund, $0 and $25,000; and Intermediate Bond Fund, $1,032,846 and $1,375,534.

6.	DISTRIBUTION PLAN:
	The Trust and its shareholders have adopted a service and distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan permits the participating Funds to pay certain expenses associated with the distribution of their shares. Annual fees under the Plan of up to 0.25% for the Select Technology, Mid-Cap, Blue Chip, Balanced, and Intermediate Bond Funds and up to 0.10% for the Government Money Market Fund are accrued daily. The distributor is Quasar Distributors, LLC.

7.	Fees Paid Indirectly:
	Various Fund expenses paid for indirectly through directed brokerage agreements (soft dollars), such as legal, audit, tax and printing, for the six months ended June 30, 2005, are as follows: Monetta Fund, $12,009; Select Technology Fund, $431; Mid-Cap Fund, $1,481; Blue Chip Fund, $457; Balanced Fund, $867. Expenses not specific to a fund are allocated across all the funds as a percent of net assets or number of shareholder accounts, whichever is appropriate. Some of these expenses are reported on the Other Expenses line of the Statement of Operations.

<Page 35>


Notes To Financial Statements 				June 30, 2005

Financial highlights for each fund of the Trust for a share outstanding throughout the period are as follows:

MONETTA FUND

				Six Months
			      Ended 6/30/05
				(Unaudited)	  2004	      2003	   2002	        2001	    2000


Net asset value
at beginning of period	       $10.391		$10.252	     $7.885	   $9.296     $11.779	   $22.711
___________________________________________________________________________________________________________
Net investment income (loss)	(0.018)		  0.012	     (0.052)	   (0.056)     (0.013)	    (0.021)
Net realized and unrealized
 gain (loss) on investments	 0.664		  0.139	      2.419	   (1.355)     (2.470)	    (3.911)
___________________________________________________________________________________________________________
Total from investment
 operations			 0.646		  0.151	      2.367	   (1.411)     (2.483)	    (3.932)
___________________________________________________________________________________________________________
Less:
 Distributions from net
  investment income		 0.000		 (0.012)      0.000	     0.000	0.000	    (0.095)
 Distributions from short-term
  capital gains, net		 0.000		  0.000	      0.000	     0.000	0.000	    (4.925)
 Distributions from net
  realized gains		 0.000		  0.000	      0.000	     0.000	0.000	    (1.980)
___________________________________________________________________________________________________________
Total distributions		 0.000		 (0.012)      0.000	     0.000	0.000	    (7.000)
___________________________________________________________________________________________________________
Net asset value at
 end of period		       $11.037		$10.391	    $10.252	    $7.885     $9.296	   $11.779
___________________________________________________________________________________________________________
Total return 			 6.26%		  1.49%	     30.08%	   (15.27%)   (21.05%)	   (15.97%)
Ratios to average net assets:
 Expenses - Net 		 1.74%		  1.43%       1.60%	     1.65%	1.49%	     1.32%
 Expenses - Gross (a)		 1.76%		  1.60%       1.81%	     1.80%	1.55%	     1.32%
 Net investment income (loss)	(0.18%)		  0.12%      (0.59%)	    (0.66%)    (0.12%)	    (0.09%)
 Portfolio turnover		103.0%		 385.8%	     427.7%	    609.1%	469.5%	    353.8%
Net assets ($ thousands)	57,225		$58,186	    $64,061	   $56,401     $74,086	  $103,437

(a) Gross Expense Ratio reflects fees paid indirectly.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

<Page 36>


Notes To Financial Statements 				June 30, 2005

Financial highlights for each fund of the Trust for a share outstanding throughout the period are as follows:

SELECT TECHNOLOGY FUND

			     Six Months
		            Ended 6/30/05
		              (Unaudited)	   2004		2003	    2002	 2001	     2000


Net asset value
at beginning of period		$7.964		   $8.208	$5.398	   $10.414	$13.450	    $21.831
____________________________________________________________________________________________________________
Net investment income (loss)    (0.173)		   (0.206)	(0.264)	    (0.158)	 (0.125)     (0.274)
Net realized and unrealized
 gain (loss) on investments     (0.363)	           (0.038)	 3.074	    (4.858)	 (2.875)     (4.182)
____________________________________________________________________________________________________________
Total from investment
 operations			(0.536)		   (0.244)	 2.810	    (5.016)	 (3.000)     (4.456)
____________________________________________________________________________________________________________
Less:
 Distributions from net
  investment income		 0.000		    0.000	 0.000	     0.000	  0.000	      0.000
 Distributions from short-term
  capital gains, net		 0.000		    0.000	 0.000	     0.000 	 (0.030)     (3.160)
 Distributions from net
  realized gains	         0.000		    0.000	 0.000	     0.000	 (0.006)     (0.765)
____________________________________________________________________________________________________________
Total distributions		 0.000		    0.000	 0.000	     0.000	 (0.036)     (3.925)
____________________________________________________________________________________________________________
Net asset value at
 end of period			$7.428		   $7.964	$8.208	    $5.398	 $10.414    $13.450
____________________________________________________________________________________________________________
Total return 			(6.66%)		   (3.05%)	52.04%	   (48.13%)	 (22.34%)   (18.74%)
 Ratios to average net assets:
 Expenses - Net (a)		 5.25%		    3.23%	 4.13%	     2.50%	   2.50%      1.95%
 Expenses - Gross (b)		 5.27%		    4.07%	 5.49%	     5.27%	   2.91%      1.95%
 Net investment income (loss)	(2.38%)		   (2.72%)	(3.83%)	    (2.24%)	  (1.10%)    (1.33%)
 Portfolio turnover		 29.8%		   113.2%	112.8%	    104.8%	  472.1%     492.6%
Net assets ($ thousands)	$1,493		   $1,662	$2,016	    $1,463	  $3,068     $4,202

(a) The net expense ratio is after reimbursed and indirect expenses paid.
The expense ratio after reimbursed expenses but before indirect expenses paid would be 4.36%, 3.21% and 2.53% for the years ended December 31, 2003, December 31, 2002 and December 31, 2001, respectively. There were no reimbursed expenses for the six months ended June 30, 2005 and for the year ended December 31, 2004.

(b) Gross Expense Ratio reflects fees paid indirectly.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

<Page 37>


Notes To Financial Statements 				      June 30, 2005

MID-CAP EQUITY FUND

				Six Months
		       	      Ended 6/30/05
		               (Unaudited)    2004	   2003	      2002	 2001	      2000

Net asset value
at beginning of period		$7.119	     $7.100	  $4.84      $6.670	$11.802	     $20.355
_____________________________________________________________________________________________________
Net investment income (loss)	(0.039)	     (0.064)	  (0.075)    (0.074)	 (0.056)      (0.119)
Net realized and unrealized
 gain (loss) on investments	 0.223	      0.083	   2.326     (1.747)	 (5.025)      (2.704)
_____________________________________________________________________________________________________
Total from investment
 operations			 0.184	      0.019	   2.251     (1.821)     (5.081)      (2.823)
_____________________________________________________________________________________________________
Less:
 Distributions from net
  investment income		 0.000	      0.000	    0.000     0.000       0.000	       0.000
 Distributions from short-term
  capital gains, net 		 0.000	      0.000	    0.000     0.000	 (0.039)      (4.270)
 Distributions from net
  realized gains		 0.000	      0.000	    0.000     0.000	 (0.012)      (1.460)
_____________________________________________________________________________________________________
Total distributions		 0.000	      0.000	    0.000     0.000	 (0.051)      (5.730)
_____________________________________________________________________________________________________
Net asset value at
 end of period		        $7.303	     $7.119	   $7.100     $4.849	 $6.670	     $11.802
_____________________________________________________________________________________________________
Total return 			 2.53%	     (0.28%)	   46.39%    (27.29%)	(43.05%)     (12.69%)
 Ratios to average net assets:
 Expenses - Net 		 2.33%	      1.70%	    1.78%      1.89%	  1.45%	       1.21%
 Expenses - Gross (a)		 2.35%	      1.98%	    2.11%      2.12%	  1.58%	       1.21%
 Net investment income (loss)   (0.56%)	     (0.97%)	   (1.25%)    (1.31%)	 (0.71%)      (0.56%)
 Portfolio turnover		 81.6%	     311.1%	   315.1%     235.8%	 328.3%	      194.6%
Net assets ($ thousands)        $6,825	     $7,246	   $8,354     $5,540	 $8,455	     $16,284

(a) Gross Expense Ratio reflects fees paid indirectly.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

<Page 38>


Notes To Financial Statements 				       June 30, 2005

BLUE CHIP FUND

				Six Months
		       	      Ended 6/30/05
		               (Unaudited)    2004	   2003	      2002	 2001	       2000


Net asset value
at beginning of period		$6.046	     $6.142	   $4.663    $6.707	$14.610	    $20.062
____________________________________________________________________________________________________
Net investment income (loss)	(0.117)	     (0.114)	   (0.160)   (0.076)	 (0.154)     (0.197)
Net realized and unrealized
 gain (loss) on investments	 0.065	      0.018	    1.639    (1.968)	 (7.729)     (2.837)
____________________________________________________________________________________________________
Total from investment
 operations			(0.052)	     (0.096)	    1.479    (2.044)	 (7.883)     (3.034)
____________________________________________________________________________________________________
Less:
 Distributions from net
  investment income		 0.000	      0.000	    0.000      0.000	  0.000	      0.000
 Distributions from short-term
  capital gains, net 		 0.000	      0.000	    0.000      0.000	  0.000	     (0.108)
 Distributions from net
  realized gains		 0.000	      0.000	    0.000      0.000	 (0.020)     (2.310)
____________________________________________________________________________________________________
Total distributions	         0.000	      0.000	    0.000      0.000	 (0.020)     (2.418)
____________________________________________________________________________________________________
Net asset value at
 end of period			$5.994	      $6.046	   $6.142     $4.663	 $6.707	    $14.610
____________________________________________________________________________________________________
Total return 	                (0.99%)	      (1.47%)	   31.76%    (30.55%)	(53.94%)    (14.96%)
 Ratios to average net assets:
 Expenses - Net (a)		 5.28%	       3.37%	    3.90%      2.50%	  2.38%	      1.61%
 Expenses - Gross (b)		 5.31%	       4.24%	    5.15%      4.75%	  2.72%	      1.61%
 Net investment income (loss)	(1.97%)	      (1.95%)	   (3.01%)    (1.37%) 	 (1.76%)     (0.99%)
 Portfolio turnover		 61.5%	      271.4%	   252.2%     209.9%	 394.1%      155.6%
Net assets ($ thousands)	$1,141	      $1,651	   $1,966     $1,871	 $3,023      $7,399

(a) The net expense ratio is after reimbursed and indirect expenses paid.
The expense ratio after reimbursed expenses but before indirect expenses paid would be 4.11% and 3.13% for the years ended December 31, 2003 and December 31, 2002, respectively. There were no reimbursed expenses for the six months ended June 30, 2005 and for the years ended
December 31, 2004, 2001 and 2000.

(b) Gross Expense Ratio reflects fees paid indirectly.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

<Page 39>



Notes To Financial Statements 				       June 30, 2005

BALANCED FUND

				Six Months
		       	      Ended 6/30/05
		               (Unaudited)    2004	   2003	      2002	 2001	      2000


Net asset value
at beginning of period		$10.767	     $10.274	   $8.660    $10.282	$12.813	    $16.268
____________________________________________________________________________________________________
Net investment income (loss)	  0.006	       0.067	    0.065      0.129	  0.279	      0.318
Net realized and unrealized
 gain (loss) on investments	 (0.031)       0.493	    1.617     (1.596)	 (2.504)     (1.173)
____________________________________________________________________________________________________
Total from investment
 operations			 (0.025)       0.560	    1.682     (1.467)	 (2.225)     (0.855)
____________________________________________________________________________________________________
Less:
 Distributions from net
  investment income	         (0.021)      (0.067)	   (0.068)    (0.155)	 (0.284)     (0.310)
 Distributions from short-term
  capital gains, net 		  0.000        0.000	    0.000      0.000	 (0.007)     (0.850)
 Distributions from net
  realized gains		  0.000        0.000        0.000      0.000	 (0.015)     (1.440)
____________________________________________________________________________________________________
Total distributions		 (0.021)      (0.067)	   (0.068)    (0.155)	 (0.306)     (2.600)
____________________________________________________________________________________________________
Net asset value at end of
 period                         $10.721      $10.767	  $10.274     $8.660	$10.282	    $12.813

____________________________________________________________________________________________________
Total return 			 (0.27%)       5.55%	   19.45%    (14.28%)   (17.34%)     (5.15%)
 Ratios to average net assets:
 Expenses - Net 		  2.59%	       1.66%	    1.66%      1.57%	  1.10%       0.96%
 Expenses - Gross (a)		  2.61%	       2.07%	    2.05%      1.80%	  1.23%	      0.96%
 Net investment income		  0.06%        0.63%	    0.69%      1.39%	  2.58%       1.94%
 Portfolio turnover		  42.5%       148.6%       120.6%     131.1%	 211.5%	     167.4%
Net assets ($ thousands)	 $3,779       $3,951       $4,516     $4,318     $6,530	     $9,208

(a) Gross Expense Ratio reflects fees paid indirectly.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.


<Page 40>


Notes To Financial Statements 				       June 30, 2005

INTERMEDIATE BOND FUND


				Six Months
		       	      Ended 6/30/05
		               (Unaudited)    2004	   2003	      2002	 2001	      2000


Net asset value at
beginning of period		$10.190	     $10.500	  $10.461    $9.993	$10.352	     $10.244
_____________________________________________________________________________________________________
Net investment income		  0.158	       0.324	    0.349     0.425	  0.587	       0.691
Net realized and unrealized
 gain (loss) on investments	 (0.004)      (0.079)	    0.041     0.473	 (0.121)       0.102
_____________________________________________________________________________________________________
Total from investment
 operations			  0.154	       0.245	    0.390     0.898	  0.466	       0.793
_____________________________________________________________________________________________________
Less:
 Distributions from net
  investment income		 (0.195)      (0.325)	   (0.351)   (0.430)	  (0.589)     (0.685)
 Distributions  from short-term
  capital gains, net 		  0.000	       0.000	    0.000     0.000	  (0.163)      0.000
 Distributions from net
  realized gains		  0.000	       0.230	    0.000     0.000	  (0.073)      0.000
_____________________________________________________________________________________________________
Total distributions		 (0.195)      (0.555)	   (0.351)   (0.430)	  (0.825)     (0.685)
_____________________________________________________________________________________________________
Net asset value at
 end of period			 $10.149      $10.190	   $10.500   $10.461	  $9.993     $10.352
_____________________________________________________________________________________________________
Total return 			   1.54%	2.38%	     3.78%     9.24%       4.44%       8.13%
Ratios to average net assets:
 Expenses - Net 		  1.42%		1.19%	     0.81%     0.76%	   0.65%       0.57%
 Expenses -  Gross (a)		  1.42%		1.19%	     0.91%     0.84%	   0.73%       0.69%
 Net investment income		  1.56%		2.98%	     3.31%     4.21%	   5.57%       6.82%
 Portfolio turnover		  13.8%		61.7%	     75.7%    163.9%	  263.0%      120.3%
Net assets ($ thousands)	 $9,045	       $9,658	   $19,051   $26,409     $32,857     $25,394

(a) Gross Expense Ratio reflects fees paid indirectly and any portion of the management fee waived by the Adviser. Effective July 1, 2001, the Adviser elected not to waive any portion of the management fee.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

<Page 41>


Notes To Financial Statements 				       June 30, 2005

GOVERNMENT MONEY MARKET FUND

				Six Months
		       	      Ended 6/30/05
		               (Unaudited)    2004	   2003	      2002	 2001	      2000


Net asset value at
 beginning of period		$1.000	     $1.000	  $1.000      $1.000	 $1.000	      $1.000
_____________________________________________________________________________________________________
Net investment income		 0.010	      0.008        0.006       0.012	  0.036	       0.059
Net realized and unrealized
 gain (loss) on investments	 0.000	      0.000	   0.000       0.000	  0.000	       0.000
_____________________________________________________________________________________________________
Total from investment
 operations			 0.010	      0.008	   0.006       0.012	  0.036	       0.059
_____________________________________________________________________________________________________
Less:
 Distributions from net
  investment income	        (0.010)	     (0.008)	  (0.006)     (0.012)	 (0.036)      (0.059)
 Distributions from short-term
  capital gains, net 	         0.000	      0.000	   0.000       0.000	  0.000	       0.000
 Distributions from net
  realized gains	         0.000	      0.000	   0.000       0.000	  0.000        0.000
_____________________________________________________________________________________________________
Total distributions	        (0.010)	     (0.008)	  (0.006)     (0.012)	 (0.036)      (0.059)
_____________________________________________________________________________________________________
Net asset value at
 end of period			$1.000	     $1.000	  $1.000      $1.000	 $1.000       $1.000
_____________________________________________________________________________________________________
Total return			 1.00%	      0.86%	   0.56%       1.25%	  3.67%	       6.03%
Ratios to average net assets:
 Expenses - Net (a)		 0.64%	      0.49%	   0.56%       0.46%	  0.38%	       0.40%
 Expenses - Gross (b)		 1.31%	      1.43%	   1.58%       1.24%	  1.09%	       0.74%
 Net investment income		 0.99%	      0.85%        0.56%       1.24%	  3.61%	       5.89%
 Portfolio turnover	          N/A	       N/A	    N/A		N/A	   N/A	        N/A
Net assets ($ thousands)        $2,463	     $3,148	  $3,630      $4,075	 $4,167	      $4,501

(a) The net expense ratio is after reimbursed and indirect expenses paid. For the Government Money Market Fund, the expense ratio after reimbursed expenses but before indirect expenses paid would be 1.32%, 0.64% and 0.88% for the years ended December 31, 2003, December 31, 2002 and December 31, 2001, respectively. There were no indirect expenses paid for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2000.

(b) Ratios of expenses and net income adjusted to reflect investment advisory fees and charges of the Trust's custodian and transfer agent assumed by the investment advisor, as well as fees paid indirectly.

The per share ratios are calculated using the weighted average number of shares outstanding during the period, except for distributions, which are based on shares outstanding at record date.

<Page 42>


Directors/Trustees  					June 30, 2005



Name (Year Of Birth)		Principal Occupation During Past 5 Years	    Other Directorships and
Position(s) Held with Fund							    Affiliations

Independent ("disinterested") Directors

John L. Guy (1952)		Senior Vice President, & Executive Director,
Trustee since 1993		Wachovia Corp. (formerly First Union Nat'l Bank),
Director since 1998		Business Banking,  General Bank Group, since
				Nov. 1999; President, Heller Small Business Lending
				Corporation (formerly Heller First Capital Corp.),
				May 1995 to Nov. 1999.

Marlene Z. Hodges (1948)	CFO, Abraham Lincoln Center since
Director and Trustee 		March 2003; Director of Finance Sears
since 2001			Roebuck & Company from 1970, retired
				November 2001.

Mark F. Ogan (1942)		Sr. Vice President & Chief Operating Officer, 	   Director JMI-USA, Inc
Director since 1988		Rand McNally & Company, since July 2003;	   and Director Montini
Trustee since 1993		President, DuPage Capital Management, Ltd.,	   Catholic High School.
				since April 1995.



Inside ("interested") Directors

Robert S. Bacarella (1949)	Chairman, Chief Executive Officer and 		   Wheaton Police Pension
Director and President 		President since April 1997; Chairman and	   Board, 1994 to 2001.
since 1985			Chief Executive Officer of Adviser, 1996 to
Trustee and President 		1997; President of the Adviser 1984 to 1996;
since 1993	 		Director of the Adviser since 1984.

John W. Bakos (1947)		Division Placement Manager, Sears Roebuck
Director since 1985		& Co., since 1969.
Trustee since 1996


All of the above Directors/Trustees were elected by shareholders at the December 3, 2001 Special Meeting of Monetta Fund, Inc. and Monetta Trust to hold office until a successor is elected and qualified. Each Director oversees the Monetta Fund and each Trustee oversees the six funds of the Monetta Trust.

The address for each Director and Trustee is the Adviser's office.

<Page 43>


Monetta Family of Mutual Funds
1776-A South Naperville Road
Suite 100
Wheaton, IL 60187-8133

PRESORTED STANDARD
U.S. POSTAGE
PAID
CHICAGO, IL
PERMIT NO. 941